UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —99.8%

	Common Stocks

	Aerospace & Defense —2.4%
44,200	Boeing Co. (The)	$3,003,390
20,800	General Dynamics Corp.	2,486,640
33,500	Lockheed Martin Corp.	2,044,840

		7,534,870

	Air Freight & Logistics —2.1%
75,500	FedEx Corp.	6,578,315

	Auto Components —0.5%
34,000	Autoliv, Inc. (Sweden)	1,479,000

	Beverages —0.2%
13,600	PepsiCo., Inc.	771,256

	Biotechnology —6.6%
91,467	Amgen, Inc. (a)	7,287,176
117,215	Genentech, Inc. (a)	9,870,675
47,579	Genzyme Corp. (a)	3,408,560

		20,566,411

	Building Products —0.1%
3,400	USG Corp. (a)	233,648

	Capital Markets —0.7%
19,319	Lehman Brothers Holdings, Inc.	2,250,277

	Chemicals —1.1%
29,300	Monsanto Co.	1,838,575
32,500	Praxair, Inc.	1,557,725

		3,396,300

	Commercial Banks —2.1%
35,100	Bank of America Corp.	1,477,710
58,500	UBS AG (Switzerland)	5,001,750
3,500	UnionBanCal Corp.	244,020

		6,723,480

	Commercial Services & Supplies —0.8%
20,700	Cendant Corp.	427,248
22,600	McKesson Corp.	1,072,370
20,200	Moody’s Corp.	1,031,816

		2,531,434

	Communications Equipment —5.6%
193,700	Cisco Systems, Inc. (a)	3,473,041
33,200	Comverse Technology, Inc. (a)	872,164
18,500	Juniper Networks, Inc. (a)	440,115
190,086	Motorola, Inc.	4,199,000
189,400	QUALCOMM, Inc.	8,475,650

		17,459,970

	Computers & Peripherals —4.0%
81,500	Apple Computer, Inc. (a)	4,369,215
13,000	Cadence Design System, Inc. (a)	210,080
33,400	Computer Sciences Corp. (a)	1,580,154
53,700	Dell, Inc. (a)	1,836,540
52,800	Hewlett-Packard Co.	1,541,760
14,600	International Business Machines Corp.	1,171,212
12,300	Synopsys, Inc.	232,470
119,400	Western Digital Corp. (a)	1,543,842

		12,485,273

	Consumer Finance —2.2%
2,700	American Express Co.	155,088
49,400	AmeriCredit Corp.	1,179,178
16,700	Ameritrade Holding Corp. (a)	358,716
4,900	JPMorgan Chase & Co.	166,257

1	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)

	Consumer Finance (cont’d)
90,710	SLM Corp.	$4,865,684

		6,724,923

	Diversified Financial Services —1.7%
43,900	Goldman Sachs Group, Inc.	5,337,362

	Electric Utilities —2.9%
37,600	PG&E Corp.	1,475,800
65,600	TXU Corp.	7,404,928

		8,880,728

	Electrical Equipment —0.4%
16,900	Emerson Electric Co.	1,213,420

	Electronic Equipment & Instruments —0.7%
10,000	Agilent Technologies, Inc. (a)	327,500
31,800	Avnet, Inc. (a)	777,510
30,500	Jabil Circuit, Inc. (a)	943,060

		2,048,070

	Environmental Services —0.4%
31,300	Republic Services, Inc.	1,104,577

	Financial Services —1.9%
17,700	Chicago Mercantile Exchange Holdings, Inc.	5,970,210

	Food & Staples Retailing —3.2%
158,700	CVS Corp.	4,603,887
61,100	Kroger Co. (The) (a)	1,258,049
27,800	Wal-Mart Stores, Inc.	1,218,196
64,600	Walgreen Co.	2,806,870

		9,887,002

	Food Products —1.0%
67,000	Archer-Daniels-Midland Co.	1,652,220
27,300	Hershey Co. (The)	1,537,263

		3,189,483

	Healthcare Equipment & Supplies —2.0%
16,800	Edwards Lifesciences Corp. (a)	746,088
8,200	Guidant Corp.	564,898
56,500	Medtronic, Inc.	3,029,530
41,800	St. Jude Medical, Inc. (a)	1,956,240

		6,296,756

	Healthcare Providers & Services —6.2%
12,100	Aetna, Inc.	1,042,294
12,200	AmerisourceBergen Corp.	943,060
34,700	Humana, Inc.	1,661,436
42,900	Quest Diagnostics, Inc.	2,168,166
223,700	UnitedHealth Group, Inc.	12,571,940
13,100	WellPoint, Inc. (a)	993,242

		19,380,138

	Hotels, Restaurants & Leisure —4.5%
3,000	Choice Hotels Intrenational, Inc.	193,920
51,400	Darden Restaurants, Inc.	1,561,018
116,800	MGM Mirage (a)	5,112,336
19,837	Starbucks Corp. (a)	988,293
62,500	Wynn Resorts Ltd. (a)	2,821,875
68,582	Yum! Brands, Inc.	3,320,055

		13,997,497

	Household Durables —2.1%
20,400	KB Home	1,493,280
44,480	Lennar Corp. (Class A Shares)	2,658,125
1,320	NVR, Inc. (a)	1,168,134
30,400	Toll Brothers, Inc. (a)	1,357,968

		6,677,507

	Household Products —3.1%
26,800	Energizer Holdings, Inc. (a)	1,519,560

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)

	Household Products (cont’d)
138,300	Proctor & Gamble Co.	$8,223,318

		9,742,878

	Industrial Conglomerates —3.7%
2,600	Eaton Corp.	165,230
333,511	General Electric Co.	11,229,315

		11,394,545

	Insurance —2.2%
48,100	Genworth Financial, Inc.	1,550,744
16,500	Loews Corp. (a)	1,524,765
26,400	MBIA, Inc.	1,600,368
14,596	Progressive Corp.	1,529,223
17,100	St. Paul Travelers Cos., Inc. (The)	767,277

		6,972,377

	Internet Software & Services —0.9%
8,850	Google, Inc. (a)	2,800,671

	IT Services —0.4%
6,900	Checkfree Corp. (a)	260,958
14,100	Global Payments, Inc.	1,095,852

		1,356,810

	Machinery —2.3%
101,964	Caterpillar, Inc.	5,990,385
2,600	Harsco Corp.	170,482
8,300	ITT Industries, Inc.	942,880

		7,103,747

	Media —2.3%
74,800	Comcast Corp.	2,197,624
14,000	Comcast Corp. (Class A Shares) (a)	402,920
205,400	Liberty Media Corp. (a)	1,653,470
87,600	Time Warner, Inc. (a)	1,586,436
52,600	Walt Disney Co. (The)	1,269,238

		7,109,688

	Metals & Mining —0.8%
7,992	Peabody Energy Corp.	674,125
30,800	Southern Peru Copper Corp.	1,723,568

		2,397,693

	Multiline Retail —1.8%
10,500	Dillard’s, Inc.	219,240
32,300	Nordstrom, Inc.	1,108,536
82,900	Target Corp.	4,304,997

		5,632,773

	Oil, Gas & Consumable Fuels —4.2%
19,400	Burlington Resources, Inc.	1,577,608
33,479	Canadian Natural Resources Ltd.	1,512,916
8,300	Devon Energy Corp.	569,712
14,800	EOG Resources, Inc.	1,108,520
48,260	Exxon Mobil Corp.	3,066,440
33,599	Halliburton Co.	2,302,203
19,600	Helmerich & Payne, Inc.	1,183,644
22,600	Sunoco, Inc.	1,767,320

		13,088,364

	Personal Products —0.4%
22,200	Gillette Co. (The)	1,292,040

	Pharmaceuticals —5.2%
3,100	Abbott Laboratories	131,440
19,500	Allergan, Inc.	1,786,590
27,412	Amylin Pharmaceuticals, Inc. (a)	953,663
80,100	Bristol-Myers Squibb Co.	1,927,206
2,700	Cardinal Health, Inc.	171,288
146,796	Johnson & Johnson	9,289,251

3	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)

	Pharmaceuticals (cont’d)
23,200	Kos Pharmaceuticals, Inc. (a)	$1,552,776
7,400	Wyeth	342,398

		16,154,612

	Real Estate Investment Trust —0.7%
10,300	Annaly Mortgage Management, Inc.	133,385
8,500	New Century Financial Corp.	308,295
28,423	St. Joe Co. (The)	1,775,016

		2,216,696

	Road & Rail —2.4%
54,888	Burlington Northern Santa Fe Corp.	3,282,302
34,400	CSX Corp.	1,598,912
13,500	Laidlaw International, Inc.	326,295
29,100	Norfolk Southern Corp.	1,180,296
17,215	Union Pacific Corp.	1,234,316

		7,622,121

	Semiconductors & Semiconductor Equipment —3.6%
60,100	Advanced Micro Devices, Inc. (a)	1,514,520
62,500	Freescale Semiconductor, Inc.	1,473,750
213,100	Intel Corp.	5,252,915
84,300	Texas Instruments, Inc.	2,857,770

		11,098,955

	Software —3.0%
41,400	Autodesk, Inc.	1,922,616
51,600	McAfee, Inc. (a)	1,621,272
175,600	Microsoft Corp.	4,518,188
18,100	Pixar (a)	805,631
18,900	Symantec Corp. (a)	428,274

		9,295,981

	Specialty Retail —4.2%
12,900	7-Eleven, Inc. (a)	459,369
32,300	Abercrombie & Fitch Co.	1,610,155
7,400	Best Buy Co., Inc.	322,122
25,500	Chico’s FAS, Inc. (a)	938,400
98,000	Circuit City Stores, Inc.	1,681,680
15,300	Home Depot, Inc.	583,542
106,200	Lowe’s Cos., Inc.	6,839,280
27,600	The Men’s Wearhouse, Inc. (a)	736,920

		13,171,468

	Textiles, Apparel & Luxury Goods —0.6%
56,800	Coach, Inc. (a)	1,781,248

	Thrifts & Mortgage Finance —1.4%
75,379	Countrywide Financial Corp.	2,485,999
6,900	Downey Financial Corp.	420,210
36,700	Washington Mutual, Inc.	1,439,374

		4,345,583

	Tobacco —1.0%
41,300	Altria Group, Inc.	3,044,223

	Wireless Telecommunication Services —0.2%
12,507	Sprint Nextel Corp.	297,416

THE TARGET PORTFOLIO TRUST	4

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)

	Wireless Telecommunication Services (cont’d)
7,600	Telewest Global, Inc. (a)	$174,420

		471,836

	Total Long-Term Investments (cost $285,135,570)	310,812,217

	SHORT-TERM INVESTMENTS —1.1%

	Money Market Mutual Fund
3,425,694	Dryden Core Investment Fund – Taxable Money Market Series (q) (cost $3,425,694)	3,425,694

	Total Investments—100.9% (cost $288,561,265(p))	314,237,912
	Liabilities in excess of other assets —(0.9)%	(2,832,163)

	Net Assets —100%	$311,405,749

(a)	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $291,600,470; accordingly, net unrealized appreciation on investments for federal income tax purposes was $22,637,442 (gross unrealized appreciation - $29,128,354; gross unrealized depreciation - $6,490,912). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(q)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

5	THE TARGET PORTFOLIO TRUST

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —98.1%

	Common Stocks
	Aerospace/Defense —3.6%
95,900	Lockheed Martin Corp.	$5,853,736
94,900	New Corp.	1,479,491
26,100	Northrop Grumman Corp.	1,418,535
124,100	Raytheon Co.	4,718,282

		13,470,044

	Agriculture/Heavy Equipment —3.0%
151,700	Altria Group, Inc. (a)	11,181,807

	Air Freight & Logistics —0.1%
5,100	FedEx Corp.	444,363

	Automotive Components —1.7%
232,262	Delphi Corp.	641,043
17,600	Johnson Controls, Inc.	1,092,080
74,500	Lear Corp.	2,530,765
25,600	Magna International, Inc. (Class “A” Stock)	1,916,416

		6,180,304

	Beverages —0.7%
43,700	Coca-Cola Co. (The)	1,887,403
29,000	Coca-Cola Enterprises, Inc.	565,500

		2,452,903

	Biotechnology
1,500	Amgen, Inc. (a)	119,505

	Building Products
1,300	Masco Corp.	39,884

	Business Services
1,700	Excel Ltd.	115,651

	Capital Markets —0.3%
8,400	Bank of New York Co., Inc. (The)	247,044
2,700	E*Trade Financial Corp. (a)	47,520
12,100	Merrill Lynch & Co., Inc.	742,335

		1,036,899

	Chemicals —1.6%
23,600	Air Products & Chemicals, Inc.	1,301,304
40,800	Ashland, Inc.	2,253,792
7,200	Du Pont de Nemours & Co.	282,024
2,200	PPG Industries, Inc.	130,218
24,200	Praxair, Inc. (a)	1,159,906
21,000	Rohm & Haas Co.	863,730

		5,990,974

	Commercial Banks —6.0%
110,300	Bank America Corp.	4,643,630
2,100	BB&T Corp. (a)	82,005
88,600	KeyCorp	2,857,350
900	Marshall & Ilsley Corp.	39,159
54,100	Mellon Financial Corp.	1,729,577
66,400	North Fork Bancorporation, Inc.	1,693,200
36,400	State Street Corp.	1,780,688
103,600	U.S. Bancorp	2,909,088
40,700	UnionBanCal Corp.	2,837,604
10,800	Wachovia Corp.	513,972
50,300	Wells Fargo & Co.	2,946,071
5,900	Zions Bancorp	420,139

		22,452,483

	Commercial Services & Supplies —1.3%
219,200	Cendant Corp.	4,524,288
100	McKesson Corp.	4,745

1	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Commercial Services & Supplies (cont’d)
8,975	PHH Corp. (a)	$246,453

		4,775,486

	Communications Equipment —0.2%
24,300	Motorola, Inc.	536,787
4,400	QUALCOMM, Inc.	196,900

		733,687

	Computer Hardware —3.0%
5,400	Affiliated Computer (Class “A” Stock)	294,840
3,000	Computer Sciences Corp (a)	141,930
9,000	Dell Inc. (a)	307,800
471,000	Electronic Data System Corp.	10,569,240

		11,313,810

	Computer Software
3,700	Seagate Technology Escrow	—

	Computers & Peripherals —0.6%
14,500	EMC Corp. (a)	187,630
44,000	Hewlett-Packard Co.	1,284,800
6,500	IBM Business Machines Corp.	521,430
3,200	Lexmark International, Inc. (a)	195,360
1,800	NCR Corp. (a)	57,438

		2,246,658

	Construction & Engineering —2.9%
1,500	Centex Corp.	96,870
170,200	Lennar Corp. (Class “A” Stock)	10,171,152
9,180	Lennar Corp. (Class “B” Stock)	508,664

		10,776,686

	Consumer Finance —1.5%
7,300	Capital One Financial Corp.	580,496
206,300	MBNA Corp.	5,083,232

		5,663,728

	Consumer Products & Services —0.2%
3,000	Amercrombie & Fitch Co.	149,550
1,100	Gillette Co.	64,020
2,900	Kimberly-Clark Corp.	172,637
5,700	Procter & Gamble Co.	338,922

		725,129

	Diversified Financial Services —4.5%
80,500	CIT Group, Inc.	3,636,990
170,600	Citigroup, Inc.	7,765,712
47,400	Countrywide Credit Industries, Inc.	1,563,252
15,600	Goldman Sachs Group, Inc.	1,896,648
37,500	Morgan Stanley	2,022,750

		16,885,352

	Diversified Telecommunication Services —2.3%
16,700	AT&T Corp.	330,660
54,800	Corning, Inc. (a)	1,059,284
3,400	MCI Inc.	86,258
132,700	SBC Communications, Inc.	3,180,819
118,100	Verizon Communications Inc.	3,860,689

		8,517,710

	Electric Utilities —8.1%
52,800	Alliant Energy Corp.	1,538,064
3,800	Centerpoint Energy, Inc.	56,506
46,100	CMS Energy Corp. (a)	758,345
22,500	Consolidated Edison, Inc.	1,092,375
18,700	Constellation Energy Group, Inc.	1,151,920
27,300	Dominion Resources Inc.	2,351,622
16,900	Edison International (a)	799,032
47,200	Entergy Corp.	3,507,904
108,496	FirstEnergy Corp.	5,654,812

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Electric Utilities (cont’d)
186,700	FPL Group, Inc.	$8,886,920
17,600	Northeast Utilities	351,120
13,800	PG&E Corp.	541,650
14,800	Pinnacle West Capital Corp.	652,384
38,000	PPL Corp.	1,228,540
12,700	Scana Corp.	536,448
10,300	Wisconsin Energy Corp.	411,176
34,000	Xcel Energy, Inc. (a)	666,740

		30,185,558

	Environmental Services —1.3%
34,400	Nalco Holding Co.	580,328
143,900	Waste Management, Inc.	4,116,979

		4,697,307

	Food Products —4.4%
262,400	Albertson’s, Inc.	6,730,560
2,300	Heinz Co., H.J.	84,042
1,400	Kellogg Co.	64,582
90,800	Kraft Foods, Inc. (Class “A” Stock)	2,777,572
102,900	Sara Lee Corp.	1,949,955
2,200	Sysco Corp.	69,014
110,700	Unilever PLC	4,673,754

		16,349,479

	Healthcare Equipment & Supplies —0.3%
4,100	Bausch & Lomb Inc.	330,788
17,100	Boston Scientific Corp. (a)	399,627
1,700	Guidant Corp.	117,113
4,000	Zimmer Holdings, Inc. (a)	275,560

		1,123,088

	Healthcare Providers & Services —2.2%
5,900	Aetna, Inc. (a)	508,226
49,600	HCA, Inc.	2,376,832
365,200	Tenet Healthcare Corp. (a)	4,101,196
18,000	Wellpoint, Inc. (a)	1,364,760

		8,351,014

	Hotels, Restaurants & Leisure —2.7%
10,200	Carnival Corp.	509,796
56,696	Harrah’s Entertainment, Inc. (a)	3,696,012
20,600	Hilton Hotels Corp.	459,792
8,500	International Game Technology	229,500
2,000	Marriott International, Inc.	126,000
49,600	McDonald’s Corp.	1,661,104
3,400	Starwood Hotels & Resorts Worldwide, Inc.	194,378
64,700	Yum! Brands, Inc.	3,132,127

		10,008,709

	Industrial Conglomerates —0.7%
77,100	General Electric Co.	2,595,957

	Industrial Products —0.1%
2,900	Mohawk Industries, Inc. (a)	232,725

	Insurance —12.7%
18,100	AFLAC, Inc.	819,930
65,700	Allmerica Financial Corp. (a)	2,702,898
3,400	Allstate Corp. (The)	187,986
14,000	Ambac Financial Group, Inc.	1,008,840
14,800	American International Group, Inc.	917,008
11,000	AON Corp.	352,880
20,600	Assurant, Inc.	784,036
148,800	Genworth Financial Inc.	4,797,312
23,000	Hartford Financial Services Group, Inc. (The)	1,774,910
12,700	Lincoln National Corp.	660,654
4,600	MBIA, Inc.	278,852

3	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Insurance (cont’d)
165,870	MetLife, Inc.	$8,265,302
103,300	Principal Financial Group, Inc.	4,893,321
1,300	Progressive Corp. (The)	136,201
7,200	Protective Life Corp.	296,496
231,300	St. Paul Travelers Cos., Inc. (The)	10,378,431
11,600	Torchmark Corp.	612,828
396,300	UnumProvident Corp.	8,124,150
10,700	W.R.Berkely Corp.	422,436

		47,414,471

	Internet Software & Services —0.1%
3,900	eBay, Inc. (a)	160,680
17,000	Juniper Networks Inc (a)	404,430

		565,110

	Leisure Equipment & Products —0.9%
115,400	Eastman Kodak Co.	2,807,682
4,300	Hasbro, Inc.	84,495
22,700	Mattel, Inc.	378,636

		3,270,813

	Machinery & Equipment —1.1%
8,300	Deere & Co.	507,960
78,600	SPX Corp.	3,611,670

		4,119,630

	Manufacturing —2.2%
700	Danaher Corp.	37,681
13,300	Eaton Corp.	845,215
258,700	Tyco International Ltd.	7,204,795

		8,087,691

	Media —1.7%
10,300	DirectTV Group Inc. (The) (a)	154,294
9,800	E.W. Scripps Company (Class “A” Stock)	489,706
2,400	Echostar Communications Corp. (Class “A” Stock)	70,968
27,000	Gannett Co.,	1,858,410
4,000	New York Times Co.	119,000
44,900	Time Warner Inc. (a)	813,139
79,100	Viacom Inc. (Class “B” Stock)	2,611,091
9,500	Walt Disney Co.	229,235

		6,345,843

	Metals & Mining —1.8%
246,176	Alcoa, Inc.	6,011,618
16,200	United States Steel Corp.	686,070

		6,697,688

	Multiline Retail —0.5%
11,200	Federated Department Stores	748,944
7,100	Home Depot, Inc.	270,794
6,200	J. C. Penney Co., Inc.	294,004
5,200	Kohl’s Corp. (a)	260,936
4,800	Nordstrom, Inc.	164,736

		1,739,414

	Oil, Gas & Consumable Fuels —7.1%
4,200	Anadarko Petroleum Corp.	402,150
18,300	Apache Corp.	1,376,526
4,400	Baker Hughes, Inc.	262,592
1,200	Burlington Resources, Inc.	97,584
67,100	ChevronTexaco Corp.	4,343,383
40,600	ConocoPhillips	2,838,346
6,800	Devon Energy Corp.	466,752
4,200	EOG Resources, Inc.	314,580
148,000	Exxon Mobil Corp.	9,403,920
1,300	Halliburton Co.	89,076
5,100	Kerr-McGee Corp.	495,261

THE TARGET PORTFOLIO TRUST	4

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Oil, Gas & Consumable Fuels (cont’d)
27,800	Occidental Petroleum Corp.	$2,374,954
5,300	Rowan Cos, Inc.	188,097
37,200	Tesoro Corp. (a)	2,501,328
7,800	Valero Energy Corp.	881,868
5,900	Weatherford International, Inc. Ltd.	405,094

		26,441,511

	Paper & Forest Products —1.6%
3,900	Bowater Inc.	110,253
9,800	Georgia-Pacific Corp.	333,788
13,500	International Paper Co.	402,300
54,285	Plum Creek Timber Co.	2,057,944
8,400	Smurfit-Stone Container Corp. (a)	87,024
2,400	Temple-Inland, Inc.	98,040
40,420	Weyerhauser Co.	2,778,875

		5,868,224

	Pharmaceuticals —2.1%
3,600	Bristol-Myers Squibb Co.	86,616
6,300	Eli Lilly & Company	337,176
4,200	Medco Health Solutions (a)	230,286
6,300	OSI Pharmaceutic, Inc. (a)	184,212
171,900	Pfizer, Inc.	4,292,343
11,200	Sepracor, Inc. (a)	660,688
1,200	Watson Pharmaceuticals, Inc. (a)	43,932
44,900	Wyeth	2,077,523

		7,912,776

	Pipelines
7,300	Dynegy Inc. - (Class “A” Stock) (a)	34,383

	Real Estate Investment Trust —2.8%
80,400	Apartment Investment & Management Co. (Class “A” Stock)	3,117,912
5,400	Camden Property Trust	301,050
4,300	CarrAmerica Realty Corp.	154,585
4,200	CenterPoint Properties Trust	188,160
4,300	Duke Realty Corp.	145,684
1,200	Equity Office Properties Trust	39,252
13,600	Equity Residential Properties Trust	514,760
52,500	Host Marriot Corp.	887,250
6,800	Liberty Property Trust	289,272
10,800	Mack-Cali Realty Corp.	485,352
86,000	New Century Financial Corp.	3,119,220
22,200	ProLogis	983,682
2,400	Simon Property Group, Inc.	177,888

		10,404,067

	Registered Investment Companies —0.1%
7,030	iShares Russell 1000 Value Index Fund	484,086

	Road & Rail —0.8%
3,600	CSX Corp.	167,328
10,500	Norfolk Southern Corp.	425,880
34,000	Union Pacific Corp.	2,437,800

		3,031,008

	Semiconductors & Semiconductor Equipment —0.2%
3,200	Agere Systems, Inc. (a)	33,312
7,500	Altera Corp.	143,325
8,500	Analog Devices, Inc.	315,690
5,900	Teradyne, Inc.	97,350

		589,677

	Software —4.5%
246,900	BMC Software, Inc. (a)	5,209,590
374,200	Computer Associates International, Inc.	10,406,502
31,800	Microsoft Corp.	818,214

5	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Software (cont’d)
40,500	Oracle Corp. (a)	$501,795

		16,936,101

	Specialty Retail —0.2%
4,800	Lowe’s Cos., Inc.	309,120
1,900	Ross Stores, Inc.	45,030
14,600	Staples Inc.	311,272

		665,422

	Textiles, Apparel & Luxury Goods —1.2%
2,700	Coach, Inc. (a)	84,672
99,900	Jones Apparel Group, Inc.	2,847,150
17,500	Nike, Inc. (Class “B” Stock)	1,429,400

		4,361,222

	Thrifts & Mortgage Finance —2.8%
6,300	Astoria Financial Corp.	166,446
12,200	Fannie Mae	546,804
115,800	Freddie Mac	6,538,068
84,000	Washington Mutual, Inc.	3,294,480

		10,545,798

	Wireless Telecommunication Services —0.4%
12,200	American Tower Corp. (Class “A” Stock)	304,390
57,500	Sprint Nextel Corp.	1,367,350

		1,671,740

	Total Long-Term Investments (cost $294,923,907)	365,853,575

	SHORT-TERM INVESTMENTS —1.7%

	Money Market Mutual Fund
6,433,498	Dryden Core Investment Fund – Taxable Money Market Series (q) (cost $6,433,498)	6,433,498

	Total Investments—99.8% (cost $301,357,405) (p)	372,287,073
	Other assets in excess of liabilities —0.2%	743,429

	Net Assets —100%	$373,030,502

(a)	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $303,315,996; accordingly, net unrealized appreciation on investments for federal income tax purposes was $68,971,077 (gross unrealized appreciation - $80,661,786; gross unrealized depreciation - $11,690,709). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(q)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST	6

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —95.4%

	Common Stocks
	Aerospace/Defense —1.7%
39,940	AAR Corp. (a)	$686,169
20,190	DRS Technologies, Inc. (a)	996,578
29,520	Mercury Computer Systems, Inc. (a)	774,900

		2,457,647

	Air Freight & Logistics —1.4%
31,318	Forward Air Corp.	1,153,755
53,307	Vitran Corp., Inc.	864,640

		2,018,395

	Automobiles —0.8%
25,386	Monaco Coach Corp.	374,190
27,665	Winnebago Industries	801,455

		1,175,645

	Biotechnology —0.4%
11,250	Genomic Health, Inc.	129,938
31,610	Illumina, Inc. (a)	404,924

		534,862

	Building Products —0.5%
26,180	Drew Industries, Inc.	675,706

	Capital Markets —1.6%
52,054	Jefferies Group, Inc.	2,266,952

	Commercial Banks —1.2%
24,550	PrivateBancorp, Inc.	841,574
10,100	Western Alliance Bancorp	283,810
14,106	Wintrust Financial Corp.	708,967

		1,834,351

	Commercial Services & Supplies —9.1%
62,740	AMN Healthcare Services, Inc.	970,588
30,230	Barrett Business Services	690,755
17,850	Chemed Corp.	773,619
36,373	CRA International, Inc. (a)	1,516,390
43,787	Education Management, Corp. (a)	1,411,693
50,440	FirstService Corp.	1,157,598
23,230	Laureate Education, Inc.	1,137,573
41,010	Mcgrath Rentcorp	1,161,813
17,740	Providence Service Corp.	542,667
48,220	Rollins, Inc.	941,254
29,610	Steiner Leisure Ltd.	1,005,852
8,709	Strayer Education, Inc.	823,175
17,400	TNS, Inc. (a)	421,950
18,380	Universal Technical Institute, Inc. (a)	654,512

		13,209,439

	Computer Services & Software —5.3%
57,040	Bottomline Technologies, Inc.	860,734
28,300	Concur Technologies, Inc. (a)	350,071
43,565	Filenet Corp. (a)	1,215,463
25,060	Hyperion Solutions, Corp. (a)	1,219,169
113,491	Informatica, Corp.	1,364,162
18,675	Stericycle, Inc. (a)	1,067,276
30,556	THQ, Inc.	651,454
47,080	Witness Systems, Inc. (a)	983,501

		7,711,830

	Computers & Peripherals —1.9%
29,330	M-Systems Flash Disk Pioneers Ltd. (a)	877,553
61,850	Optimal Group, Inc. (Class B Shares)	1,279,058

1	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Computers & Peripherals (cont’d)
98,500	Synplicity, Inc.	$651,085

		2,807,696

	Construction & Engineering —1.1%
69,103	Shaw Group, Inc.	1,704,080

	Distribution/Wholesale —1.0%
5,550	Building Material Holding Corp.	517,204
171,216	Navarre Corp.	991,341

		1,508,545

	Diversified Financial Services —4.2%
19,980	Affiliated Managers Group (a)	1,446,952
24,720	Boston Private Financial Holdings, Inc.	656,069
35,340	Financial Federal Corp.	1,406,532
16,613	GAMCO Investment, Inc. (Class A Shares)	761,706
25,182	Investors Financial Services Corp.	828,488
21,130	Portfolio Recovery Associates, Inc. (a)	912,393

		6,012,140

	Electronic Components & Equipment —3.1%
44,563	Coherent, Inc. (a)	1,304,805
15,940	Intermagnetics General Corp.	445,364
37,140	Sonic Solutions, Inc. (a)	798,510
104,920	SRS Labs, Inc.	675,685
18,582	Varian, Inc.	637,734
21,723	Watts Water Technologies, Inc. (Class B Shares)	626,708

		4,488,806

	Electronic Equipment & Instruments —4.4%
31,800	Axsys Technologies, Inc.	623,598
37,363	Benchmark Electronics, Inc. (a)	1,125,374
43,217	Littelfuse, Inc. (a)	1,215,694
51,510	Radisys Corp. (a)	999,294
24,080	Rogers Corp.	931,896
50,110	Scientific Games Corp. (Class A Shares)	1,553,410

		6,449,266

	Energy Equipment & Services —1.1%
24,300	Hydril (a)	1,667,952

	Food & Staples Retailing —0.5%
139,234	SunOpta, Inc. (a)	676,677

	Healthcare Equipment & Supplies —9.8%
23,520	Advanced Neuromodulation System, Inc.	1,116,259
56,128	Ameican Medical Systems Holdings, Inc. (a)	1,130,979
155,940	Encore Medical Corp.	732,918
14,492	Idexx Laboratories, Inc.	969,225
17,404	Inamed Corp. (a)	1,317,135
24,200	IRIS International, Inc.	446,248
33,499	Kensey Nash Corp. (a)	1,027,079
29,740	Lifeline Systems, Inc. (a)	994,208
45,800	Merge Technologies, Inc. (a)	782,722
138,370	Orthovita, Inc.	592,224
32,174	PolyMedica Corp.	1,124,160
73,689	PSS World Medical, Inc. (a)	983,011
17,480	SonoSite, Inc.	518,806
81,430	Spectranetics Corp.	766,256
31,940	Symmetry Medical, Inc.	756,978
27,610	Syneron Medical Ltd.	1,008,870

		14,267,078

	Healthcare Providers & Services —3.9%
15,800	Amedisys, Inc. (a)	616,200
46,156	Amsurg, Corp. (a)	1,262,828
36,004	Apria Healthcare Group, Inc. (a)	1,148,888
109,930	Five Star Quality Care, Inc.	758,517
25,420	LabOne, Inc. (a)	1,105,770

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Healthcare Providers & Services (cont’d)
21,520	Matria Healthcare, Inc.	$812,380

		5,704,583

	Hotels, Restaurants & Leisure —1.3%
85,680	Century Casinos, Inc.	609,185
56,020	Cosi, Inc.	550,116
48,600	Mikohn Gaming Corp.	645,894

		1,805,195

	Household Products —1.4%
23,810	Central Garden & Pet Co.	1,077,403
23,160	Jarden Corp. (a)	951,181

		2,028,584

	Insurance —0.6%
63,510	Tower Group, Inc.	960,271

	Internet & Online —0.6%
47,500	Jupitermedia Corp. (a)	841,225

	Internet Software & Services —12.0%
129,127	Agile Software, Corp.	925,841
21,010	aQuantive, Inc. (a)	422,931
51,741	Avocent Corp. (a)	1,637,085
111,230	Cybersource Corp. (a)	731,893
56,540	Digital Insight, Corp. (a)	1,473,433
97,200	Digitas, Inc.	1,104,192
23,730	Equinix, Inc.	988,355
40,370	Infospace, Inc. (a)	963,632
27,870	J2 Global Communications, Inc. (a)	1,126,505
87,080	Keynote Systems, Inc.	1,130,298
57,440	Marchex, Inc. (Class B Shares)	951,206
105,360	Online Resources Corp. (a)	1,114,709
27,440	Openwave Systems, Inc. (a)	493,371
165,981	Valueclick, Inc. (a)	2,836,615
76,976	Valuevision Media, Inc. (Class A Shares)	873,678
39,400	WebSidestory, Inc. (a)	698,168

		17,471,912

	IT Services —0.5%
50,390	Radvision Ltd. (a)	688,831

	Machinery & Equipment —2.0%
15,745	IDEX, Corp.	669,950
36,900	Presstek, Inc.	478,962
51,747	UNOVA, Inc. (a)	1,810,110

		2,959,022

	Manufacturing —0.4%
15,210	Ceradyne, Inc. (a)	557,903

	Office Equipment —1.5%
64,661	Global Imaging Systems, Inc. (a)	2,201,707

	Oil, Gas & Consumable Fuels —6.7%
16,691	Cal Dive International, Inc. (a)	1,058,376
15,866	Cooper Cameron, Corp. (a)	1,172,973
22,715	Forest Oil Corp. (a)	1,183,452
82,740	Grey Wolf, Inc. (a)	697,498
28,870	Maverick Tube Corp. (a)	866,100
22,620	Oil States International, Inc. (a)	821,332
24,500	Patterson-UTI Energy, Inc.	883,960
34,570	Superior Energy Services, Inc.	798,221
15,030	Unit Corp. (a)	830,859
26,676	Western Gas Resource, Inc.	1,366,612

		9,679,383

	Pharmaceuticals —3.9%
18,060	Alexion Pharmaceuticals, Inc. (a)	499,901
32,620	Atherogenics, Inc.	522,899
46,420	First Horizon Pharmaceutical Corp. (a)	922,365

3	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Pharmaceuticals (cont’d)
47,280	HealthExtras, Inc.	$1,010,846
43,910	I-Flow Corp. (a)	602,006
53,989	Nabi Biopharmaceuticals	707,256
29,110	Rigel Pharmaceuticals, Inc.	691,945
38,200	Salix Pharmaceuticals, Ltd. (a)	811,750

		5,768,968

	Real Estate Investment Trust —0.7%
44,820	KKR Financial Corp. (a)	996,797

	Retail & Merchandising —1.7%
54,730	Design Within Reach, Inc. (a)	494,212
18,965	Jos. A. Bank Clothiers, Inc. (a)	819,667
26,633	Tractor Supply Co.	1,215,797

		2,529,676

	Road & Rail —0.4%
15,930	Old Dominion Freight Line, Inc. (a)	533,496

	Semiconductors & Semiconductor Equipment —2.1%
46,060	Advanced Analogic Technologies, Inc.	515,411
27,110	Microsemi Corp. (a)	692,390
40,540	O2Micro International Ltd.	638,100
49,300	Ultratech, Inc. (a)	768,587
38,990	Volterra Semiconductor Corp.	478,407

		3,092,895

	Software —3.0%
66,120	Epicor Software Corp. (a)	859,560
25,190	Factset Research Systems, Inc.	887,696
67,154	Jack Henry & Associates, Inc.	1,302,787
24,111	Kronos, Inc. (a)	1,076,315
14,700	Ultimate Software Group, Inc. (a)	270,774

		4,397,132

	Specialty Retail —0.1%
19,200	Caribou Coffee Co., Inc.	217,920

	Telecommunications —2.5%
25,847	Neustar, Inc. (Class B Shares) (a)	826,846
76,524	SafeNet, Inc. (a)	2,778,586

		3,605,432

	Textiles, Apparel & Luxury Goods —0.6%
46,148	Fossil, Inc. (a)	839,432

	Transportation —0.4%
31,320	Werner Enterprises, Inc. (a)	541,523

	Total Long-Term Investments (cost $114,613,698)	138,915,258

	SHORT-TERM INVESTMENTS —6.1%

	Money Market Mutual Fund
8,844,498	Dryden Core Investment Fund – Taxable Money Market Series (q) (cost $8,844,498)	8,844,498

	Total Investments—101.5% (cost $123,458,196) (p)	147,759,756
	Liabilities in excess of other assets – (1.5%)	(2,212,786)

	Net Assets —100%	$145,546,970

(a)	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $123,665,246; accordingly, net unrealized appreciation on investments for federal income tax purposes was $24,094,510 (gross unrealized appreciation - $27,977,049; gross unrealized depreciation - $3,882,539). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(q)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST	4

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —97.3%

	Common Stocks
	Advertising —0.4%
37,810	Advo, Inc.	$1,183,075

	Aerospace/Defense —1.1%
1,300	AAR Corp. (a)	22,334
1,600	Armor Holdings, Inc.	68,816
24,550	CPI Aerostructures, Inc. (a)	244,763
15,500	Curtiss-Wright Corp.	956,505
800	DRS Technologies, Inc. (a)	39,488
1,500	Esterline Technologies Corp.	56,835
700	Heico Corp.	16,240
2,600	Kaman Corp.	53,170
45,875	Moog, Inc. (Class A Shares)	1,354,231
1,700	Orbital Sciences Corp. (a)	21,250
800	Triumph Group, Inc. (a)	29,736

		2,863,368

	Agriculture/Heavy Equipment
5,900	Alliance One Intertnational, Inc.	20,886

	Airlines —0.4%
2,400	Alaska Air Group, Inc.	69,744
1,900	Continental Airlines (Class B Shares) (a)	18,354
5,600	ExpressJet Holdings, Inc. (a)	50,232
37,600	SkyWest, Inc.	1,008,432

		1,146,762

	Automotive Components —1.1%
38,560	Aftermarket Technology Corp.	709,119
18,100	American Axle & Manufacturing Holdings, Inc.	417,748
49,600	ArvinMeritor, Inc.	829,312
39,320	Cooper Tire & Rubber Co.	600,416
3,000	Hayes Lemmerz International, Inc. (a)	13,440
600	Keystone Automotive Industries, Inc. (a)	17,286
1,900	Modine Manufacturing Co.	69,692
800	Superior Industries International,	17,216
5,700	Tenneco Automotive, Inc. (a)	99,807
2,600	Visteon Corp.	25,428

		2,799,464

	Beverages —0.3%
34,700	PepsiAmericas, Inc.	788,732

	Biotechnology —0.5%
700	Alexion Pharmaceutcal, Inc. (a)	19,376
700	Bio-Rad Laboratories (Class A Shares) (a)	38,493
1,000	Celera Genomics Group	12,130
500	Cell Genesys, Inc. (a)	2,740
2,200	Cytokinetics, Inc. (a)	17,908
9,500	Genelabs Technologies, Inc. (a)	6,080
700	Human Genome Sciences, Inc. (a)	9,513
1,100	Myogen, Inc.	25,850
46,100	Serologicals Corporation (a)	1,040,016
1,600	Telik, Inc. (a)	26,176

		1,198,282

	Broadcasting —0.5%
200	4Kids Entertainment, Inc. (a)	3,478
24,720	Belo Corp. (Class A Shares)	565,099
16,150	The Liberty Corp.	757,274

		1,325,851

	Building Products —1.0%
2,100	Apogee Enterprises, Inc.	35,910
38,000	Crane Co.	1,130,120
700	Eagle Materials, Inc.	84,959
500	Genlyte Group, Inc.	24,040

1	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Building Products (cont’d)
37,300	Lennox International, Inc.	$1,022,393
1,400	NCI Buildings Systems, Inc.	57,106
1,000	Texas Industries, Inc.	54,400
2,700	Universal Forest Products, Inc.	154,764
1,200	York International Corp.	67,285

		2,630,977

	Business Services —0.5%
2,800	Gartner, Inc. (a)	32,732
18,370	School Specialty, Inc. (a)	896,089
17,110	Watson Wyatt & Co.	461,114

		1,389,935

	Chemicals —2.4%
25,980	Arch Chemicals, Inc.	604,035
2,600	FMC Corp.	148,772
19,680	Georgia Gulf Corp.	473,894
2,500	H.B. Fuller Co.	77,700
6,100	Hercules, Inc. (a)	74,542
13,000	Lubrizol Corp. (The)	563,290
65,000	Methanex Corp	966,550
900	Minerals Technologies, Inc.	51,489
1,700	NewMarket Corp. (a)	29,478
94,310	Olin Corp.	1,790,947
13,400	PolyOne Corp. (a)	81,204
58,000	RPM International, Inc.	1,067,200
2,400	Terra Industries, Inc. (a)	15,960
21,800	Valspar Corp.	487,449
5,000	W.R. Grace & Co. (a)	44,750
3,000	Wellman, Inc.	18,990

		6,496,250

	Clothing & Apparel —1.6%
41,450	Kellwood Co.	1,071,482
200	Oxford Industries, Inc.	9,024
400	Perry Ellis International, Inc.	8,696
58,100	Phillips-Van Heusen	1,802,262
2,900	Quiksilver, Inc. (a)	41,905
8,660	Reebok International Ltd.	489,896
2,400	Skechers USA, Inc. (Class A Shares) (a)	39,288
25,450	Too, Inc. (a)	698,094

		4,160,647

	Commercial Services & Supplies —2.7%
3,000	Aaron Rents, Inc.	63,450
36,100	Administaff, Inc.	1,434,614
1,500	Alderwoods Group, Inc.	24,570
300	Arbitron, Inc.	11,952
11,700	BearingPoint, Inc. (a)	88,803
2,400	Cbiz, Inc.	12,240
700	Clark, Inc.	11,781
500	Consolidated Graphics, Inc. (a)	21,525
400	CRA International, Inc. (a)	16,676
2,200	Dollar Thrifty Authomotive Group, Inc. (a)	74,074
800	Electro Rent Corp. (a)	10,064
1,900	Geo Group, Inc., (The) (a)	50,350
23,300	John H. Harland Co.	1,034,519
27,700	Kelly Services, Inc. (Class A Shares)	849,282
300	MAXIMUS, Inc.	10,725
600	NCO Group, Inc.	12,396
46,700	Pharmaceutical Product Development, Inc. (a)	2,685,717
2,900	Rent-Way, Inc. (a)	19,923
50,710	Source Interlink Cos, Inc. (a)	560,853
4,500	Spherion Corp. (a)	34,200
500	Startek, Inc.	6,600
9,700	Stewart Enterprises, Inc.	64,311
3,500	Tele Tech Holdings, Inc. (a)	35,070

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Commercial Services & Supplies (cont’d)
3,600	United Rental, Inc. (a)	$70,956
200	Vertrue, Inc. (a)	7,270
300	Viad Corp.	8,205
500	Volt Info Sciences, Inc. (a)	10,160

		7,230,286

	Computer Hardware —0.3%
3,000	Agilysys, Inc.	50,520
12,200	Brocade Communications Systems, Inc. (a)	49,776
400	Caci International Inc., (Class A Shares) (a)	24,240
2,800	Ciber, Inc. (a)	20,804
2,000	Covansys Corp. (a)	31,920
1,200	Electron For Imaging, Inc. (a)	27,528
4,100	Gateway, Inc. (a)	11,070
1,600	Hutchinson Technology, Inc. (a)	41,792
1,700	Imation Corp.	72,879
400	Intergraph Corp.	17,884
1,000	Komag, Inc. (a)	31,960
1,800	Magma Design Automation, Inc. (a)	14,616
4,800	McData Corp. (Class A Shares) (a)	25,152
800	MTS System Corp.	30,216
1,500	Palm, Inc.	42,495
3,900	Perot Systems Corp. (Class A Shares) (a)	55,185
17,500	Quantum Corp.	54,075
900	Radisys Corp. (a)	17,460
1,400	Silicon Storage Technology (a)	7,532
1,600	Sykes Enterprises, Inc. (a)	19,040
500	Talx Corp.	16,395
1,700	Tyler Technologies, Inc. (a)	14,076

		676,615

	Computer Services & Software —2.0%
57,010	BISYS Group, Inc., (The) (a)	765,644
1,000	Computer Programs & Systems, Inc.	34,540
21,700	Global Payments, Inc.	1,686,524
500	InfoUSA, Inc.	5,310
2,200	Inter-Tel,Inc.	46,200
900	Mantech International Corp. (a)	23,769
1,100	NetIQ Corp. (a)	13,464
153,670	Parametric Technolgy Corp. (a)	1,071,080
3,300	Per-Se Technologies, Inc. (a)	68,178
700	Phoenix Technologies Ltd	5,271
18,580	Pomeroy IT Solutions, Inc. (a)	211,069
1,300	Progress Software Corp. (a)	41,301
36,520	Sybase, Inc.	855,299
200	SYNNEX Corp. (a)	3,368
20,835	THQ Inc.	444,202

		5,275,219

	Conglomerates —0.3%
27,460	Griffon Corp. (a)	675,516

	Construction & Engineering —2.9%
300	Dycom Industries, Inc.	6,066
400	EMCOR Group, Inc. (a)	23,720
35,700	Headwaters Inc. (a)	1,335,180
55,100	Hovnanian Enterprises, Inc. (Class A Shares) (a)	2,821,120
17,440	Insituform Technologies, Inc., (Class A Shares) (a)	301,538
1,300	Levitt Corp., (Class A Shares)	29,822
29,500	Meritage Homes Corp. (a)	2,261,470
3,400	Technical Olympic USA, Inc.	88,944
1,100	Urs Corp. (a)	44,429
1,400	Washington Group International, Inc. (a)	75,446
3,200	WCI Communities, Inc. (a)	90,784

3	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Construction & Engineering (cont’d)
21,600	Winnebago Industries	$625,752

		7,704,271

	Consumer Products & Services —2.5%
22,530	American Greetings Corp., (Class A Shares)	617,322
22,910	Aptargroup, Inc.	1,141,147
900	Audiovox Corp., (Class A Shares)	12,582
7,300	Chattem, Inc. (a)	259,150
100	CSS Industries, Inc.	3,252
700	Ennis, Inc.	11,760
16,170	Jakks Pacific, Inc.	262,439
1,700	Kimball International, Inc., (Class B Shares)	20,553
900	La-Z-Boy, Inc.	11,871
6,840	National Presto Industries, Inc.	292,820
28,870	Regis Corp.	1,091,864
16,700	Scotts Miracle-Gro Co., (Class A Shares)	1,468,431
30,946	Snap-On, Inc.	1,117,770
2,700	Toro Co.	99,252
4,900	Tupperware Corp.	111,622
600	Water PIK Technologies, Inc. (a)	12,180

		6,534,015

	Containers & Packaging —0.6%
18,450	Bemis Co., Inc.	455,715
2,300	Chesapeake Corp.	42,297
1,000	Greif Inc. (Class A Shares)	60,100
64,200	Rock-Tenn Co. (Class A Shares)	969,420
3,400	Silgan Holdings, Inc.	113,084

		1,640,616

	Distribution/Wholesale —0.9%
2,600	Aviall, Inc. (a)	87,828
1,900	Bell Microproducts, Inc.	19,057
1,350	Brightpoint, Inc. (a)	25,839
700	Building Materials Holding Corp.	65,233
1,600	United Stationers, Inc. (a)	76,576
41,200	Watsco, Inc.	2,188,132

		2,462,665

	Distributors —0.2%
38,500	Handleman Co.	486,255

	Diversified
2,500	Walter Industries, Inc.	122,300

	Diversified Telecommunication Services —0.2%
32,300	Iowa Telecommunications Services, Inc.	543,286

	Electric Utilities —1.3%
600	American States Water Co.	20,076
1,400	Avista Corp.	27,160
1,400	Black Hills Corp.	60,718
600	California Water Service Group	24,720
1,000	CH Energy Group, Inc.	47,480
36,500	Cleco Corp. (a)	860,670
38,000	Duquesne Light Holdings Inc.	653,980
4,500	El Paso Electric Co. (a)	93,825
45,350	PNM Resources, Inc.	1,300,184
15,100	Sierra Pacific Resources (a)	224,235
200	SJW Corp.	9,656
300	UIL Holding Corp.	15,693
5,100	Unisource Energy Corp.	169,524

		3,507,921

	Electrical Equipment —1.1%
49,650	Acuity Brands, Inc.	1,473,116

THE TARGET PORTFOLIO TRUST	4

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO
Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Electrical Equipment (cont’d)
43,660	Regal-Beloit Corp.	$1,416,330

		2,889,446

	Electronic Components & Equipment —3.3%
66,680	Aeroflex, Inc. (a)	624,125
1,100	Analogic Corp.	55,451
33,200	Avnet, Inc. (a)	811,740
900	Bel Fuse, Inc. (Class B Shares)	32,787
32,800	Belden CTD Inc.	637,304
2,000	Benchmark Electronics, Inc. (a)	60,240
53,000	Checkpoint Systems, Inc.	1,257,160
30,600	Coherent, Inc. (a)	895,968
3,000	CTS Corp.	36,300
800	Electro Scientific Industries, Inc. (a)	17,888
1,700	Encore Wire Corp. (a)	27,642
69,800	Flir Systems, Inc. (a)	2,064,684
2,200	General Cable Corp. (a)	36,960
24,830	Littelfuse, Inc. (a)	698,468
27,580	Methode Electronics, Inc.	317,721
300	Paxar Corp. (a)	5,055
99,900	Sanmina Corp. (a)	428,571
30,840	Synopsys, Inc.	582,876
1,100	Sypris Solutions, Inc.	11,814
800	TTM Technologies, Inc. (a)	5,720
1,100	Watts Water Technologies, Inc., (Class A Shares)	31,735

		8,640,209

	Energy Equipment & Services —0.8%
29,900	Frontier Oil Corp.	1,326,066
1,500	Holly Corp.	95,970
15,000	Tidewater, Inc.	730,050

		2,152,086

	Entertainment & Leisure —0.3%
39,810	Alliance Gaming Corp.	431,938
800	Arogosy Gaming Co. (a)	37,592
5,820	Carmike Cinemas, Inc.	133,511
700	Isle of Capri Casinos (a)	14,966
1,700	K2, Inc. (a)	19,380
1,400	RC2 Corp. (a)	47,264
2,300	Six Flags, Inc. (a)	16,537

		701,188

	Environmental Services —0.5%
77,300	Allied Waste Industries, Inc. (a)	653,185
1,100	Mine Safety Appliances	42,570
42,380	Tetra Tech, Inc. (a)	712,832

		1,408,587

	Financial - Bank & Trust —5.9%
700	ABC Bancorp	13,433
900	Amcore Financial, Inc.	28,089
3,600	Amegy Bancorp, Inc.	81,468
500	AmericanWest Bancorporation, Holdings. (a)	11,560
24,500	Astoria Financial Corp.	647,290
300	Bancfirst Corp.	25,500
200	Banco Santander, (Puerto Rico)	4,926
69,130	Bancorpsouth, Inc.	1,579,620
61,870	Bank Mutual Corp.	663,246
800	Bank of the Ozarks, Inc.	27,464
3,900	BankAtlantic Bancorp, Inc., (Class A Shares)	66,261
26,200	Bankunited Financial Corp., (Class A Shares) (a)	599,194
400	Banner Corp.	10,656
800	Capital Bancorp Ltd	25,920
500	Capital Corp. of The West	15,275
100	Capital Crossing	3,474

5	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Financial - Bank & Trust (cont’d)
56,310	Cardinal Financial Corp. (a)	$543,392
900	Cathay Bancorp	31,914
1,200	Central Pacific Financial Corp. (a)	42,216
2,000	Chemical Financial Corp.	65,000
900	City Holding Co.	32,184
2,900	Colonial Bancgroup, Inc.	64,960
800	Columbia Banking System, Inc.	20,984
1,100	Commercial Cap Bancorp, Inc.	18,700
900	Commercial Federal Corp.	30,725
2,300	Community Bank System, Inc.	51,980
700	Community Trust Bancorp, Inc.	22,526
3,200	Corus Bankshares, Inc.	175,456
1,900	Cullen Frost Bankers, Inc.	93,746
1,700	Dime Community Banshares Holding Co.	25,024
1,600	EuroBancshares, Inc. (a)	23,856
200	Financial Institutions, Inc.	3,682
2,100	First Bancorp Puerto Rico	35,532
400	First Citzens BancShares, Inc., (Class A Shares)	68,260
900	First Fed Financial Corp. (a)	48,429
31,050	First Finanacial Bancorp.	577,530
500	First Financial Holdings, Inc.	15,360
15,750	First Indiana Corp.	536,603
27,770	First Merit Corporation	743,958
6,900	First Niagara Financial Group, Inc.	99,636
400	First Oak Brook Bancshares, Inc.	12,116
600	First Place Financial Corp.	13,302
2,100	First Republic Bank	73,983
2,100	Flagstar Bancorp. Inc.	33,810
5,400	Gold Banc Corp., Inc.	80,460
700	Great Southn Bancorp, Inc.	20,944
2,600	Greater Bay Bancorp Holding, Co.	64,064
22,110	Hancock Holding Co.	754,835
8,600	Hanmi Financial Corp.	154,370
2,750	IBERIABANK Corp.	146,163
2,400	Independent Bank Corp.	72,912
2,625	Independent Bank Corp.	76,230
3,100	Irwin Financial Corp.	63,209
500	ITLA Capital Corp. (a)	26,245
100	Lakeland Finanacial Corp.	4,135
1,700	MAF Bancorp, Inc.	69,700
500	Mainsource Financial Group, Inc.	8,865
500	MB Financial, Inc.	19,490
600	MBT Financial Corp.	11,058
735	Mercantile Bank Corp.	31,451
1,600	Mid-State Bancshares	44,016
200	Nara Bancorp, Inc.	2,990
28,256	Old National Bancorp	599,592
400	Old Second Bankcorp, Inc.	11,936
19,100	Oriental Financial Group, Inc., (Puerto Rico)	233,784
1,300	Pacific Capital Bancorp Corp.	43,277
3,500	Partners Trust Financial Group, Inc.	40,320
500	Peoples Bancorp, Inc.	13,815
1,100	Prosperity Bancshares, Inc.	33,275
18,300	Provident Bankshares Corp.	636,475
2,900	R & G Financial Corp. (Class B Shares)	39,875
22,710	Rainier Pacific Financial Group Inc.	354,276
6,900	Republic Bancorp Inc.	97,566
400	Republic Bncrp (Class A Shares)	8,368
500	Royal Bancshares of Pennsylvania, (Class A Shares)	11,170
300	SCBT Financial Corp.	9,474
900	Security Bank Corp.	22,401
35,440	Signature Bank (a)	956,526
700	Simmons First National Corp., (Class A Shares)	19,964

THE TARGET PORTFOLIO TRUST	6

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Financial - Bank & Trust (cont’d)
700	Southside Bancshares, Inc.	$13,307
500	Southwest Bancorp, Inc.	10,985
900	State Financial Services, (Class A Shares)	32,868
3,000	Sterling Bancshares, Inc.	44,130
1,700	Sterling Financial Corp.	34,255
5,550	Sterling Financial Corp. (a)	125,153
1,500	Summit Bancshares, Inc.	27,555
400	Sun Bancorp, Inc. (a)	8,436
24,800	Susquehanna Bancshares, Inc.	596,192
300	SVB Financial Group (a)	14,592
900	Taylor Capital Group, Inc.	34,038
2,000	Texas Regional Bancshares, Inc.. (Class A Shares)	57,580
1,400	Tier One Corp.	36,834
600	Trico Bancshares	12,912
21,110	UMB Financial Corp.	1,386,505
2,400	Umpqua Holdings, Corp.	58,368
2,100	United Bankshares, Inc.	73,395
4,700	W Holding Co., Inc.	44,932
29,540	Washington Federal, Inc.	666,422
4,200	West Coast Bancorp	105,000
300	Western Sierra Bancorp (a)	10,332
800	Wsfs Financial Corp.	47,112

		15,532,374

	Financial Services —3.4%
35,000	Accredited Home (a)	1,230,600
2,000	Advanta Corp. (Class b Stock)	56,460
84,200	AmeriCredit Corp.	2,009,854
1,600	Compucredit Corp. (a)	71,072
2,600	Doral Financial Corp.	33,982
39,400	Eaton Vance Corp.	977,908
300	Espeed, Inc.	2,274
1,000	Financial Federal Corp.	39,800
100	Greenhill & Co, Inc.	4,169
1,300	Investment Technology Group, Inc. (a)	38,480
42,700	Jefferies Group, Inc.	1,859,585
3,500	Knight Capital GP, Inc. (Class a Stock) (a)	29,085
1,300	Labranche & Co., Inc. (a)	11,297
3,100	Metris Companies, Inc. (a)	45,353
2,100	Ocwen Financial Corp. (a)	14,574
500	Piper Jaffray Cos., Inc. (a)	14,930
43,550	Raymond James Financial Inc.	1,398,826
4,200	Student Loan Corp.	994,896
3,400	World Acceptance Corp. (a)	86,394

		8,919,539

	Food & Drug Retailers —1.0%
68,910	Casey’s General Stores, Inc.	1,598,712
73,000	Perrigo Co.	1,044,630

		2,643,342

	Food Products —2.8%
39,400	Chiquita Brands International, Inc. (a)	1,101,230
70,140	Corn Products International, Inc.	1,414,724
1,200	Flowers Foods, Inc.	32,736
36,000	Fresh del Monte Produce, Inc.	979,920
700	Gold Kist, Inc. (a)	13,685
1,300	Great Atlantic & Pac Tea Co., Inc. (a)	36,868
400	J & J Snack Foods Corp.	23,120
600	Nash Finch Co.	25,314
1,600	Pathmark Stores (a)	18,032
18,450	Ralcorp Holdings, Inc.	773,424
32,800	Ruddick Corp.	756,040
22,700	Sanderson Farms	843,532

7	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Food Products (cont’d)
70,500	Sensient Technologies Corp.	$1,335,975

		7,354,600

	Furniture —0.8%
600	Furniture Brands International, Inc.	10,818
19,800	Harman International Industries, Inc.	2,024,946

		2,035,764

	Gas Utilities —2.5%
25,500	Atmos Energy Corp.	720,375
63,750	Cascade Natural Gas Corp.	1,387,838
23,900	Energen Corp.	1,033,914
22,000	National Fuel Gas Co.	752,400
16,600	Peoples Energy Corp.	653,708
12,100	Southwest Gas Corp. (a)	331,419
1,800	Southwestern Energy Co. (a)	132,120
17,000	UGI Corp.	478,550
37,340	WGL Holdings, Inc.	1,199,734

		6,690,058

	Healthcare Equipment & Supplies —1.6%
21,800	Arrow International, Inc.	614,760
2,200	Conmed Corp. (a)	61,336
1,400	Healthtronics Surgical, Inc. (a)	13,944
22,800	Invacare Corp.	950,076
600	Lca-Vision, Inc.	22,272
200	Neurometrix, Inc. (a)	5,954
2,600	Pss World Medical, Inc. (a)	34,684
1,000	Steris Corp. (a)	23,790
100	Surmodics, Inc. (a)	3,869
32,500	The Cooper Cos., Inc.	2,489,825
600	Viasys Healthcare, Inc.	14,994

		4,235,504

	Healthcare Providers & Services —2.9%
1,700	Alliance Imaging, Inc.	14,535
35,800	American Healthways, Inc. (a)	1,517,920
37,500	AMERIGROUP Corp. (a)	717,000
38,300	Covance Inc.	1,838,017
1,000	Gentiva Health Services, Inc. (a)	18,120
3,100	Kindred Healthcare, Inc. (a)	92,380
600	Magellan Health Services, Inc. (a)	21,090
24,200	National Dentex Corp. (a)	498,520
1,000	Pediatrix Medical Group, Inc. (a)	76,820
81,860	Res-Care, Inc. (a)	1,259,825
15,900	Sunrise Senior Living, Inc.	1,061,166
10,650	Triad Hospitals, Inc. (a)	482,126

		7,597,519

	Hotels & Motels
1,200	Ameristar Casinos, Inc.	25,008
900	Aztar Corp. (a)	27,729

		52,737

	Hotels, Restaurants & Leisure —1.2%
33,200	Bob Evans Farms, Inc.	753,972
19,300	CBRL Group, Inc.	649,638
35,300	Intrawest Corp.	963,690
27,200	Landry’s Seafood Resturants, Inc.	796,960

		3,164,260

	Household Durables —0.8%
12,700	Lancaster Colony Corp.	546,100
13,300	M/I Schottenstein Homes, Inc.	721,661

THE TARGET PORTFOLIO TRUST	8

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Household Durables (cont’d)
9,300	MDC Holdings, Inc.	$733,677

		2,001,438

	Industrial Conglomerates —0.2%
8,000	Teleflex, Inc.	564,000

	Industrial Products —1.7%
3,200	Angelica Corp.	57,120
27,010	CIRCOR International, Inc.	741,425
20,460	Hughes Supply, Inc.	666,996
5,600	Interface, Inc.	46,256
75,240	Kaydon Corp.	2,137,568
2,300	Nn, Inc.	27,577
1,000	Ns Group, Inc. (a)	39,250
31,560	Robbins & Myers, Inc.	709,469
1,000	Unifirst Corp.	35,070

		4,460,731

	Insurance —5.9%
400	Amercan Physicians Capital, Inc.	19,652
22,500	American Financial Group	763,425
14,600	AmerUs Group Co.	837,604
2,500	Argonaut Group, Inc. (a)	67,525
400	Baldwin & Lyon, Inc.	10,012
23,400	Commerce Group, Inc., (The)	1,357,669
42,350	Delphi Financial Group, Inc. (Class A Shares)	1,981,980
1,000	Direct General Corp.	19,730
36,100	Fremont General Corp.	788,063
18,800	Hilb, Rogal & Hobbs Co.	701,616
28,730	Horace Mann Educators Corp.	568,279
1,300	Infinity Property and Causalty Corp.	45,617
15,200	LandAmerica Financial Group, Inc.	982,681
900	Midland Co.	32,427
200	Nationwide Fin Ser - A	8,010
300	Navigators Group, Inc. (a)	11,196
30,500	Philadelphia Consolidated Holding Corp. (a)	2,589,450
1,100	Phoenix Companies, Inc.	13,420
23,020	Platinum Underwriters Holdings, Ltd.	688,068
9,300	Pma Cap Corp. (Class a Stock) (a)	81,654
19,410	PMI Group, Inc., (The)	773,877
19,290	ProAssurance Corp. (a)	900,264
12,600	Protective Life Corp.	518,868
62,610	Quanta Capital Holdings Ltd.	375,660
800	Rli Corp.	37,008
1,700	Safety Insurance (a)	60,503
1,600	Selective Ins Grp.	78,240
600	State Auto Financial Corp	18,984
2,200	Stewart Information Services Corp.	112,640
1,800	Uici	64,800
21,800	United Fire & Casualty Co.	983,399
700	Universal American Financial Corp. (a)	15,918
2,800	Zenith National Insurance Corp.	175,532

		15,683,771

	Internet Software & Services —0.1%
1,300	Aquantive, Inc. (a)	26,169
600	Asianinfo Holdings, Inc. (a)	2,910
2,800	Earthlink, Inc. (a)	29,960
700	Infospace.Com, Inc. (a)	16,709
300	Internet Security Systems, Inc. (a)	7,203
1,400	Ipass, Inc.	7,532
500	Proquest Co. (a)	18,100
1,500	Redback Networks, Inc. (a)	14,880

9	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Internet Software & Services (cont’d)
1,500	United Online, Inc. (a)	$20,775

		144,238

	Machinery —2.0%
34,000	Barnes Group, Inc.	1,219,240
25,300	Harsco Corp.	1,658,922
27,900	Kennametal, Inc.	1,368,216
35,500	Valmont Industries, Inc.	1,042,280

		5,288,658

	Machinery & Equipment —2.5%
4,700	Agco Corp.	85,540
35,440	Albany International Corp., (Class A Shares)	1,306,674
8,100	Applied Industrial Technologies, Inc.	290,628
500	Astec Industries, Inc. (a)	14,195
16,510	Briggs & Stratton Corp.	571,081
16,500	Bucyrus International, Inc. (Class A Shares)	810,645
32,760	Federal Signal Corp.	559,868
1,000	Flowserve Corp. (a)	36,350
200	Gardner Denver, Inc.	8,920
5,900	JLG Industries, Inc.	215,881
28,340	Kadant, Inc. (a)	568,500
21,900	Lincoln Electric Holdings, Inc.	862,860
500	Nacco Industries (Class A Shares)	57,225
1,300	Sauer-Danfoss	26,000
20,340	Smith A.O. Corp.	579,690
29,100	Tecumseh Products Co.	626,232
1,000	Terex Corp. (a)	49,430

		6,669,719

	Manufacturing —0.1%
900	Actuant Corp. (Class a Stock) (a)	42,120
600	Ameron International, Corp.	27,840
900	Cascade Corp.	43,830
600	Esco Technologies, Inc. (a)	30,042
4,600	Jacuzzi Brands, Inc. (a)	37,076

		180,908

	Media —0.8%
21,000	Charter Communications, Inc. (a)	31,500
2,300	Insight Communications Co., Inc. (a)	26,749
900	Journal Register Co. (a)	14,562
3,500	Lodgenet Entertainment Corp. (a)	51,555
600	Media General, Inc. (Class A Shares)	34,806
2,300	Mediacom Communications Corp. (a)	16,974
9,200	Primedia, Inc. (a)	37,628
9,600	Radio One, Inc. (Class B Shares) (a)	126,240
900	Saga Comm (Class A Shares) (a)	11,970
33,300	Scholastic Corp. (a)	1,230,767
62,200	Sinclair Broadcast Group (Class A Shares)	551,714

		2,134,465

	Medical Supplies & Equipment —1.5%
22,590	Mettler-Toledo International, Inc. (a)	1,151,638
14,630	Orthofix International N.V. (a)	637,868
48,160	Owens & Minor, Inc.	1,413,495
18,440	Sybron Dental Specialties, Inc. (a)	766,735

		3,969,736

	Metals & Mining —2.7%
105,000	Agnico-Eagle Mines Ltd.	1,555,050
15,000	Arch Coal, Inc.	1,012,501
1,400	Chaparral Steel Co.	35,308
29,100	Commercial Metals Co.	981,834
5,400	Ipsco, Inc.	386,046
18,600	Massey Energy Co.	949,902
35,000	Mueller Industries, Inc.	971,950
700	Oregon Steel Mills, Inc. (a)	19,530

THE TARGET PORTFOLIO TRUST	10

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Metals & Mining (cont’d)
16,100	Quanex Corp.	$1,066,142
1,900	Reliance Steel & Aluminu (a)	100,567
600	Ryerson Tull, Inc.	12,780
800	Schnitzer Steel	26,056
2,800	Steel Dynamics, Inc.	95,088

		7,212,754

	Multi-Utilities —1.0%
26,200	Vectren Corp.	742,770
74,660	Westar Energy, Inc.	1,801,546

		2,544,316

	Office Equipment
200	Global Imaging Systems, Inc. (a)	6,810
1,600	Imagistics International, Inc.	66,960

		73,770

	Oil & Gas —3.5%
78,750	Cabot Oil & Gas Corp.	3,977,663
21,000	Range Resources Corp.	810,810
31,200	St. Mary Land & Exploration Co.	1,141,920
47,640	Vintage Petroleum, Inc.	2,175,242
20,600	Western Gas Resources, Inc.	1,055,339

		9,160,974

	Oil, Gas & Consumable Fuels —2.1%
400	Cal Dive International, Inc. (a)	25,364
12,300	Chesapeake Energy Corp.	470,475
3,500	Cimarex Energy Co.	158,655
2,100	Comstock Resources, Inc. (a)	68,901
1,700	Energy Partners, Ltd. (a)	53,074
500	Giant Industries, Inc. (a)	29,270
1,100	Hanover Compressor Co. (a)	15,246
1,500	Harvest Natural Rsources, Inc. (a)	16,095
26,900	Houston Explorat, Co. (a)	1,809,025
800	Lone Star Technologies, Inc. (a)	44,472
4,000	New Jersey Resources Corp.	183,920
1,200	Nicor, Inc.	50,436
1,600	Northwest Natural Gas Co.	59,552
15,900	Oceaneering International, Inc. (a)	849,219
2,500	Oil States International (a)	90,775
33,900	Oneok, Inc.	1,153,278
600	RPC, Inc.	15,456
4,400	South Jersey Industries	128,216
700	Spinnaker Explor	45,283
1,700	Stone Energy Corp. (a)	103,768
5,000	Todco (Class a Stock) (a)	208,550
700	Universal Comp Holdings, Inc. (a)	27,839
1,400	Veritas Dgc, Inc.	51,268

		5,658,137

	Paper & Forest Products —0.5%
16,000	Potlatch Corp.	833,920
17,930	Schweit-Maudit International, Inc.	400,198
2,100	Wausau Paper Corp.	26,271

		1,260,389

	Pharmaceuticals —1.1%
3,100	Adolor Corp. (a)	33,108
1,400	Alpharma, Inc. (Class A Shares)	34,818
2,200	Atherogenics,Inc.	35,266
100	Auxilium Pharmaceuticals, Inc. (a)	498
12,800	Avanir Pharm (Class A Shares) (a)	39,552
19,225	Barr Pharmaceuticals, Inc.	1,055,837
3,400	Cypress Bioscien, Inc. (a)	18,394
77,664	Nabi Biopharmaceuticals	1,017,398
25,840	Parexel International Corp. (a)	519,126

11	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Pharmaceuticals (cont’d)
700	Rigel Pharmaceuticals, Inc.	$16,639
400	United Therapeutics (a)	27,920
900	Valeant Pharmaceuticals International.	18,072

		2,816,628

	Printing & Publishing —1.4%
39,920	Banta Corp.	2,031,530
11,820	Cadmus Communications Corp.	248,220
12,250	Courier Corp.	458,150
23,470	Valassis Communications, Inc. (a)	914,860

		3,652,760

	Real Estate Investment Trust —5.1%
3,200	Affordable Resid	32,352
4,100	American Home Mortgage Investment, Inc.	124,230
50,000	Annaly Mortgage Management Inc.	647,500
9,200	Anthracite Capital, Inc.	106,536
32,080	Arbor Realty Trust, Inc.	901,448
900	Boykin Lodging Trust, Inc. (a)	11,178
3,400	Capital Automotive Reit	131,614
800	Capital Trust-A, Inc.	25,728
6,800	Carramerica Realty Corp.	244,460
13,810	CBL & Associates Properties, Inc.	566,072
41,070	Education Realty Trust, Inc.	685,869
24,000	Entertainment Properties Trust	1,071,120
7,100	Equity Inns, Inc.	95,850
35,920	Equity One, Inc.	835,141
4,100	Felcor Lodging Trust, Inc. (a)	62,115
15,900	First Industrial Realty Trust, Inc.	636,795
800	First Potomac Realty Trust	20,560
2,000	Glenborough Realty Trust, Inc.	38,400
3,100	Government Prop	30,380
15,600	Healthcare Realty Trust, Inc.	626,184
54,700	Hrpt Properties Trust	678,827
3,800	Impac Mortgage Holdings, Inc.	46,588
7,900	Innkeepers USA Trust	122,055
1,200	Jones Lang Lasal, Inc. (a)	55,272
3,400	Kilroy Reality Corp.	190,502
1,700	Lasalle Hotel Properties	58,565
10,100	Lexington Corporate Properties	237,855
2,000	LTC Properties, Inc.	42,400
2,900	Maguire Properties, Inc. (a)	87,145
12,500	Meristar Hospitality Corp. (a)	114,125
2,600	Mfa Mortgage Investments, Inc.	15,938
5,100	Mid-America Appartment, Inc.	237,201
4,600	National Health Investors, Inc.	127,006
31,100	Nationwide Health Properties, Inc.	724,630
600	New Century Financial Corp.	21,762
27,200	New Plan Excel Realty Trust	624,240
1,100	Novastar Finacial, Inc.	36,289
1,100	Parkway Properties, Inc.	51,612
4,700	Penn Reit	198,246
3,100	Post Properties, Inc.	115,475
3,600	Rait Investment	102,600
2,300	Saul Centers, Inc.	82,777
4,800	Senior Housing Prop Trust	91,200
28,660	SL Green Realty Corp.	1,954,039
500	Urstadt Biddle Prop (Class A Shares)	7,580
3,200	Ventas, Inc.	103,040
62,670	Winston Hotels, Inc.	626,700

		13,647,201

	Registered Investment Companies —0.9%
36,710	Ishares Tr S&P Smlcp Valu	2,349,807

THE TARGET PORTFOLIO TRUST	12

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Registered Investment Companies (cont’d)
5,300	Technology Investment Capital Corp.	$83,687

		2,433,494

	Restaurants —0.5%
34,210	Brinker International, Inc. (a)	1,284,928

	Retail & Merchandising —3.5%
22,460	Applebee’s International, Inc.	464,697
5,000	Asbury Automotive Group, Inc.	85,150
600	Build-A-Bear Workshop, Inc. (a)	13,380
2,100	Burlington Coat Factory Corp.	79,884
4,900	Cash America International, Inc.	101,675
25,500	CEC Entertainment, Inc. (a)	809,880
10,200	Charming Shoppes, Inc. (a)	108,834
101,200	CSK Auto Corp. (a)	1,505,856
30,580	Dress Barn, Inc. (a)	696,001
18,530	Eddie Bauer Holdings, Inc.	456,301
35,400	Foot Locker, Inc.	776,676
900	Genesco, Inc. (a)	33,516
1,100	Insight Enterprises, Inc. (a)	20,460
2,600	Jack IN The Box, Inc. (a)	77,766
1,300	Jo-Ann Storesm, Inc. (a)	22,490
1,000	Kenneth Cole Produc. (Class a Stock)	27,290
100	Linens ‘n Things, Inc. (a)	2,670
5,700	Lithia Motors, Inc. (Class a Stock)	165,186
1,100	Luby’s, Inc. (a)	14,366
19,550	Men’s Wearhouse, Inc., (The) (a)	521,985
900	Movado Group, Inc.	16,848
500	Movie Gallery	5,195
1,200	O’charleys, Inc. (a)	17,172
500	Pantry, Inc. (a)	18,685
600	Papa John’s International, Inc. (a)	30,072
2,100	Payless Shoesource, Inc. (a)	36,540
83,550	Russell Corp.	1,173,042
500	Ryan Restaurant Group, Inc. (a)	5,835
3,800	Shopko Stores, Inc. (a)	96,976
2,000	Smart & Final (a)	25,880
500	Sonic Automotive, Inc.	11,110
32,850	Sonic Corp. (a)	898,448
2,600	Stage Stores, Inc. (a)	69,862
45,000	Stein Mart, Inc.	913,500
2,100	Systemax, Inc. (a)	14,784
300	The Sports Authority, Inc.	8,832
1,200	Zale Corp. (a)	32,616

		9,359,460

	Road & Rail —0.4%
30,600	Arkansas Best Corp.	1,067,022

	Semiconductors & Semiconductor Equipment —0.4%
1,700	Actel Corp.	24,582
1,200	Amis Holdings, Inc. (a)	14,232
1,500	Amkor Technologies, Inc.	6,570
8,000	Applied Micro Circuits Corp. (a)	24,000
1,000	Asyst Technologies, Corp.	4,660
3,800	Axcelis Technologies, Inc. (a)	19,836
2,600	Cirrus Logic, Inc. (a)	19,734
1,200	Cohu, Inc.	28,380
3,600	Credence System Corp. (a)	28,728
1,000	DSP Group, Inc. (a)	25,660
900	Emulex Corp. (a)	18,189
7,058	Entegris, Inc. (a)	79,755
700	Exar Corp. (a)	9,814
4,900	Fairchild Semiconductor International, Inc. (a)	72,814
1,300	Genesis Microchi, Inc.	28,535
1,400	Integrated Silicon Sol. (a)	11,760

13	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Semiconductors & Semiconductor Equipment (cont’d)
4,900	Intergrated Device Technology, Inc.	$52,626
2,000	Kulicke & Soffa Industries, Inc.	14,500
2,900	Lattice Semiconductor Corp. (a)	12,412
2,100	Mks Instruments, Inc. (a)	36,183
3,100	On Semiconductor Corp. (a)	16,027
1,500	Photronics, Inc. (a)	29,100
65,560	Richardson Electronics, Ltd.	495,634
2,500	Skyworks Solutions, Inc. (a)	17,550
1,200	Standard Microsystems (a)	35,892
1,000	Steinway Musical Instrument, Inc. (a)	26,350
2,400	Vitesse Semiconductor (a)	4,512

		1,158,035

	Specialty Retail —1.0%
34,000	Borders Group, Inc.	753,780
31,200	Claire’s Stores, Inc.	752,856
35,600	United Auto Group, Inc.	1,176,224

		2,682,860

	Telecommunications —0.8%
4,500	Adaptec, Inc. (a)	17,235
41,800	American Tower Corp. (Class A Shares)	1,042,910
1,400	Anixter International, Inc.	56,462
1,600	Arris Group, Inc. (a)	18,976
1,100	Black Box Corp.	46,156
3,100	Broadwing Corp.	15,469
600	C-Cor.Net Corp.	4,050
2,000	Centennial Communications Corp. (a)	29,960
24,900	Ciena Corp. (a)	65,736
21,000	Cincinnati Bell, Inc. (a)	92,610
9,350	Commonw Telephone, Inc. (a)	352,495
2,200	Commscope, Inc.	38,148
3,800	Ct Communications, Inc.	47,006
1,200	Ditech Communications Corp. (a)	8,088
4,800	Dobson Communications Corp. (a)	36,864
1,700	General Communication Cla, Inc. (a)	16,830
800	Hypercom Corp. (a)	5,216
2,300	Mastec, Inc. (a)	25,070
1,500	Mrv Communications, Inc. (a)	3,195
2,500	Newport Corp. (a)	34,825
900	North Pittsburgh System, Inc.	18,369
5,400	Powerwave Technologies, Inc. (a)	70,146
11,000	Premiere Global Services, Inc. (a)	89,980
1,000	Safenet, Inc. (a)	36,310
3,000	Sycamore Networks, Inc.	11,310
1,700	Talk America Holdings, Inc.	16,031
2,700	Time Warner Telecom, Inc. (a)	21,060
1,500	Utstarcom, Inc. (a)	12,255

		2,232,762

	Textiles & Apparel —0.2%
19,800	Brown Shoe Co., Inc.	653,401

	Tobacco —0.5%
19,900	Loews Corp. - Carolina Group	788,637
17,000	Universal Corp.	660,111

		1,448,748

	Transportation —0.5%
500	Amerco	29,095
1,000	Covenant Transport, Inc. (a)	12,100
2,700	GATX Corp.	106,786
2,900	Genesee & Wyominginc-Cla, Inc. (a)	91,930
700	Greenbrier Co., Inc.	23,268
1,100	Interpool, Inc.	20,075
42,730	Kansas City Southern Inds. (a)	996,036
300	Kirby Corp. (a)	14,829

THE TARGET PORTFOLIO TRUST	14

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Transportation (cont’d)
200	Marten Transport Ltd.	$5,060
1,200	Offshore Logistics, Inc. (a)	44,400
3,200	Railamerica, Inc. (a)	38,080
2,400	Scs Transportation, Inc. (a)	37,704
2,400	Sirva, Inc.	17,904
1,500	US Xpress Enterprise, Inc. (a)	17,490

		1,454,757

	Transportation Infrastructure —1.1%
13,300	Frontline Ltd.	586,796
22,000	General Maritime Corp.	809,820
16,600	Teekay Shipping Corp.	714,630
43,400	Werner Enterprises, Inc. (a)	750,386

		2,861,632

	Utilities —2.7%
23,760	AGL Resources, Inc.	881,734
12,020	Atlas America, Inc.	587,177
28,980	Idacorp, Inc.	873,167
58,180	Swift Energy Co. (a)	2,661,735
41,830	W-H Energy Services, Inc. (a)	1,356,129
22,370	Wisconsin Energy Corp.	893,010

		7,252,952

	Total Long-Term Investments (cost $209,570,881)	257,895,051

	SHORT-TERM INVESTMENTS —3.8%

	Registered Investment Companies
10,123,743	Dryden Core Investment Fund - Taxable Money Market Series (cost $10,123,743)(q)	10,123,743

	Total Investments—101.1% (cost $219,694,624)(p)	268,018,794
	Liabilities in excess of other assets —(1.1)%	(2,984,483)

	Net Assets —100%	$265,034,311

The following abbreviations are used in portfolio descriptions:

PIK	Payment-in-kind

	(a)	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $220,109,088; accordingly, net unrealized appreciation on investments for federal income tax purposes was $47,909,706 (gross unrealized appreciation - $56,058,438; gross unrealized depreciation - $8,148,732). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

	(q)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

15	THE TARGET PORTFOLIO TRUST

THE TARGET PORTFOLIO TRUST - INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —98.3%

	Common Stocks
	Australia —2.3%
146,000	BlueScope Steel Ltd.	$1,064,409
15,100	Commonwealth Bank of Australia	442,302
287,600	CSR Ltd.	679,905
317,300	David Jones Ltd.	617,033
125,000	Santos Ltd.	1,192,519
43,500	Suncorp - Metway Ltd.	653,844
238,000	Telestra Corp. Ltd	738,702

		5,388,714

	Austria —0.3%
4,300	Bohler-Uddeholm (a)	723,463

	Belgium —0.5%
54,500	Dexia	1,226,831

	Brazil —1.2%
69,700	Empresa Brasileira de Aeronautica SA ADR	2,690,420

	Canada —3.4%
49,200	Canadian Natural Resources Ltd.	2,221,935
90,700	Rogers Communications, Inc. (a)	3,570,264
95,100	Shaw Communications, Inc. (a)	1,987,897

		7,780,096

	China —1.5%
5,008,100	China Petroleum & Chemical Corp.	2,291,859
1,061,037	China Shenhua Energy Co. Ltd.	1,244,682

		3,536,541

	Denmark —2.5%
6,300	Danisco A/S (a)	424,616
21,000	Danske Bank SA	642,590
46,800	Novo Nordisk SA	2,313,903
43,900	TDC A/S	2,361,412

		5,742,521

	Finland —0.7%
38,500	OKO Bank	633,916
45,100	Rautaruukki Oyj	1,013,063

		1,646,979

	France —6.7%
23,900	BNP Paribas	1,816,808
22,600	Bouygues SA	1,050,348
41,300	Carrefour SA	1,900,083
4,200	Ciments Francais (a)	487,110
11,800	CNP Assurances	791,347
16,000	Compagnie Generale des Establissements Michelin (Class B Shares)	939,944
4,600	Natexis Banques Populaires (a)	693,828
15,000	PSA Peugeot Citroen	1,018,569
11,300	Rallye SA	534,002
8,200	Renault SA (a)	776,588
35,600	Sanofi-Aventis	2,941,530
4,700	Societe Generale	536,344
53,400	Suez SA	1,543,500
53,400	Suez SA Rights	25,030
1,700	Total SA	463,998

		15,519,029

	Germany —7.0%
12,600	Adidas-Salomon AG	2,189,421
22,400	BASF AG	1,682,591
23,900	Bayerische Motoren Werk (BMW) AG	1,121,969
17,900	Deutsche Bank AG (a)	1,674,152
22,800	Deutsche Boerse AG	2,178,475
46,485	Frankport AG	2,404,004
5,000	Fresenius AG	693,468
17,900	Man AG (a)	918,180
7,500	Rheinmetall AG	495,763

1	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Germany (cont’d)
25,200	Salzgitter AG (a)	$1,247,204
45,400	Thyssenkrupp AG	947,776
31,100	TUI AG	662,330

		16,215,333

	Guernsey —0.7%
62,000	Amdocs Ltd. (a)	1,719,260

	Hong Kong —2.2%
1,150,400	Chaoda Modern Agriculture (a)	437,479
620,900	China Merchants Holdings International Co. Ltd.	1,392,700
704,600	CNOOC Ltd.	513,189
626,800	Hong Kong Exchanges and Clearing Ltd.	2,145,261
159,280	Orient Overseas International Ltd. (a)	595,450

		5,084,079

	India —0.5%
39,600	ICICI Bank Ltd. ADR	1,118,700

	Ireland —0.5%
53,900	Allied Irish Banks PLC (a)	1,146,602

	Israel —1.6%
51,500	Check Point Software Technologies Ltd. (a)	1,252,480
71,300	Teva Pharmaceutical Industries Ltd. ADR	2,382,846

		3,635,326

	Italy —1.6%
54,200	Banca Popolare Italiana	531,545
61,800	Eni SpA	1,835,320
42,300	Riunione Adriatica di Sicurta SpA	962,877
26,400	San Paolo - IMI SpA	409,937

		3,739,679

	Japan —17.7%
4,650	Aiful Corp.	389,548
30,300	Alpine Electronics, Inc.	488,985
37,000	Alps Electric Co. Ltd.	600,696
31,700	Asahi Breweries Ltd.	401,276
276,000	Bank of Fukuoka Ltd. (The) (a)	1,988,795
62,300	Bank of Yokohama Ltd. (The)	474,714
38,900	Canon, Inc.	2,100,573
27,300	CMK Corp.	453,076
178,000	Cosmo Oil Co. Ltd	964,323
145,000	Denki Kagaku Kogyo KK	522,419
68,900	FamilyMart Co. Ltd.	2,069,671
70,700	Hitachi Koko Co. Ltd.	870,671
102,000	Hitachi Ltd.	646,036
30,100	Hokkaido Electric Power Co., Inc	640,341
80,300	Hokuetsu Paper Mills Ltd.	430,785
24,100	Honda Motor Co Ltd.	1,362,949
38,000	Hosiden Corp.	398,344
67,000	Japan Securities Finance Co. Ltd.	705,884
20,700	JS Group Corp.	352,476
94,700	Kaken Pharmaceutical Co. Ltd.	704,077
112,800	Kurabo Industries Ltd.	313,996
23,600	Kyushu Electric Power Co., Inc.	524,930
187,000	Marubeni Corp.	869,767
153	Millea Holdings, Inc.	2,452,960
271,000	Mitsubishi Chemical Corp.	897,604
360	Nippon Telegraph & Telephone Corp.	1,769,556
25,400	Nipro Corp.	381,492
115,100	Nissan Motor Co. Ltd.	1,314,038
166,200	NSK Ltd.	916,501
269,800	Osaka Gas Co. Ltd.	943,539
97,100	Rengo Co. Ltd.	561,969
35,300	Ricoh Co. Ltd.	551,329
47,000	Rohto Pharmaceutical Co. Ltd.	424,789
47,000	Rohto Pharmaceutical Co. Ltd. W/I (a)	414,852
18,400	Sanyo Electric Credit Co.	395,490
42,200	Secom Co. Ltd.	2,029,704
195,000	Sumitomo Osaka Cement Co. Ltd.	621,829

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Japan (cont’d)
54,500	Sumitomo Trust & Banking Co. Ltd. (The)	$448,406
146,000	Taiheiyo Cement Corp.	545,314
12,700	Takefuji Corp.	990,090
82,000	Tanabe Seiyaku Co. Ltd.	828,524
2,400	Tokyo Ohka Kogyo Co. Ltd.	58,985
121,600	Toyota Motor Corp.	5,570,119
33,000	UNY Co. Ltd.	435,465

		40,826,887

	Mexico —2.2%
106,200	America Movil ADR Series L	2,795,184
433,400	Wal-Mart de Mexico SA de CV	2,209,506

		5,004,690

	Netherlands —4.4%
40,259	ABN AMRO Holding NV	964,319
57,800	Euronext NV	2,543,881
59,700	ING Groep NV ADR	1,777,977
58,400	Koninklijke KPN NV	523,603
41,600	Royal Dutch Petroleum Co.	1,373,417
31,200	Schlumberger Ltd.	2,632,656
6,600	Stork NV	326,806

		10,142,659

	Norway —1.6%
10,500	Norsk Hydro ASA (a)	1,174,760
178,600	Tandberg ASA	2,385,314

		3,560,074

	Portugal —0.2%
151,000	Energias de Portugal SA (a)	421,032

	Russia —0.7%
26,700	LUKOIL ADR	1,541,925

	Singapore —1.0%
432,400	MobileOne Ltd. (a)	505,985
281,000	Neptune Orient Lines Ltd.	511,498
795,700	Singapore Telecommunications Ltd.	1,152,132

		2,169,615

	South Korea —3.5%
28,470	Hyundai Motor Co.	2,223,579
44,040	Kookmin Bank (a)	2,595,553
1,915	Samsung Electronics Co. Ltd.	1,079,080
63,160	Shinhan Financial Group Co. Ltd.	2,197,133

		8,095,345

	Spain —3.4%
32,900	Banco Bilboa Vizccaya Argentaria SA	576,902
47,000	Banco Santander Central Hispano SA	617,403
9,800	Cia Espanola de Petroleos	533,550
42,800	Endesa SA	1,145,551
40,700	Promotora de Informaciones SA	785,091
37,600	Repsol YPF SA	1,218,311
57,768	Sogecable SA	2,255,038
22,000	Union Fenosa SA	726,591

		7,858,437

	Sweden —1.1%
146,400	Nordea Bank AB	1,463,216
62,200	Skanska AB (a)	918,463

		2,381,679

	Switzerland —7.7%
2,000	Georg Fischer AG (a)	689,429
3,600	Givaudan SA	2,305,357
42,548	Logitech International SA (a)	1,720,588
39,950	Novartis AG	2,025,968

3	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Switzerland (cont’d)
1,900	Rieter Holding AG	$555,888
17,200	Roche Holding AG	2,388,907
800	Sika AG	609,324
1,400	Sulzer AG (a)	709,436
2,400	Swisscom AG	784,211
54,700	UBS AG	4,647,947
3,300	Verwalt & Privat-Bank AG (a)	542,969
4,600	Zurich Financial Services AG (a)	783,516

		17,763,540

	United Kingdom —21.6%
19,400	Alliance & Leichester PLC	294,271
50,900	Arriva PLC	527,440
13,100	AstraZeneca PLC	608,835
115,800	Aviva PLC	1,271,439
143,600	BAE SYSTEMS PLC	870,019
378,400	Barclays PLC	3,824,312
49,900	BP PLC ADR	3,535,415
137,900	Bradford & Bingley PLC	830,012
453,600	BT Group PLC	1,778,125
237,800	Burberry Group PLC	1,811,937
219,500	Cadbury Schweppes PLC	2,214,512
48,200	Dairy Crest Group PLC	434,426
231,500	DSG International PLC	614,519
74,000	Firstgroup PLC	430,718
115,500	GKN PLC (a)	600,459
116,800	GlaxoSmithkKine PLC	2,970,679
101,700	Hanson PLC	1,055,638
128,000	HBOS PLC	1,926,908
103,500	House of Fraser PLC (a)	198,982
80,600	Interserve PLC	508,228
34,000	Kelda Group PLC	421,282
73,400	Legal & General Group PLC	146,940
490,600	Lloyds TSB Group PLC	4,041,029
126,000	Mitchells & Butlers PLC	811,724
184,500	Northern Foods PLC	497,079
183,900	Northumbrian Water Group PLC	807,660
423,100	Old Mutual PLC (a)	1,035,437
345,800	Pilkington PLC	847,788
80,100	Royal Bank of Scotland Group PLC	2,273,192
73,212	Royal Dutch Shell PLC	2,528,385
113,500	Scottish Power PLC	1,144,089
124,709	Shanks Group PLC	380,532
82,500	Tate & Lyle PLC	660,992
146,100	Taylor Woodrow PLC	835,560
311,600	Tesco PLC	1,701,005
54,900	TT Electronics PLC (a)	153,964
36,000	Viridian Group PLC	504,164

THE TARGET PORTFOLIO TRUST	4

THE TARGET PORTFOLIO TRUST - INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

82,300	Vodafone Group PLC ADR	$2,137,332
63,800	Willis Group Holdings Ltd.	2,395,690

		49,630,718

	Total Long-Term Investments (cost $205,457,781)	226,310,174

	SHORT-TERM INVESTMENTS —0.8%

	Money Market Mutual Fund
1,761,241	Dryden Core Investment Fund – Taxable Money Market Series (cost $1,761,241)(q)	1,761,241

	Total Investments—99.1% (cost $207,219,022)(p)	228,071,415
	Other assets in excess of other liabilities —0.9%	2,135,199

	Net Assets —100%	$230,206,614

ADR	American Depository Receipt

W/I	When Issued

(a)	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $207,308,068; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,763,347 (gross unrealized appreciation - $25,049,073; gross unrealized depreciation - $4,285,726). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(q)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Purchase Contracts

	Value at Settlement Date	Value at September 30, 2005	Unrealized Appreciation (Depreciation)

Euros, Expiring 10/21/05	$5,367,990	$5,186,841	$(181,149)
Pound Sterling, Expiring 12/05/05	6,174,753	5,947,379	(227,374)

			(408,523)

Sales Contracts

Euros, Expiring 10/21/05	$12,549,120	$11,579,923	$969,197
Euros, Expiring 12/02/05	2,850,574	2,780,653	69,921
Pound Sterling, Expiring 12/05/05	10,799,100	10,652,023	147,077
Mexican Peso, Expiring 12/06/05	4,757,646	4,854,202	(96,556)

			1,089,639

			$681,116

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2005 was as follows:

Industry

Financial-Bank & Trust	15.3%
Oil & Gas	10.8
Telecommunications	8.5
Pharmaceuticals	7.8
Financial Services	6.5
Automobile Manufacturers	5.8
Insurance	5.0
Utilities	4.2
Retail & Merchandising	3.3
Metals & Mining	3.1
Electronic Components & Equipment	2.7
Chemicals	2.4
Food	2.4
Building Materials	2.3
Broadcasting	2.1
Cable Television	1.8
Clothing & Apparel	1.7
Aerospace	1.5
Semiconductors	1.4
Construction	1.2
Office Equipment	1.2
Transportation	1.2
Airlines	1.0
Automotive Parts	1.0
Machinery & Equipment	1.0
Financial-Brokerage	0.8
Computer Services & Software	0.7
Internet Services	0.5
Conglomerates	0.4
Paper & Forest Products	0.4
Entertainment & Leisure	0.3
Beverages	0.2
Commercial Services	0.2
Farming & Agriculture	0.2
Medical Supplies & Equipment	0.2

99.1
Other assets in excess of liabilities	0.9

Total	100.0%

5	THE TARGET PORTFOLIO TRUST

THE TARGET PORTFOLIO TRUST - INTERNATIONAL BOND PORTFOLIO
Schedule of Investments
As of September 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS —123.8%

		Corporate Bonds —105.6%
		Austria —3.1%
		Austrian Government Bond
EUR	560	4.00%, 07/15/09	$706,773
		Austrian Government International Bond
EUR	511	7.25%, 05/03/07	659,010

			1,365,783

		Belgium —3.3%
		Belgium Government Bond
EUR	1,100	4.25%, 09/28/14	1,437,534
		Brazil —1.0%
		Brazilian Government International Bond
USD	100	9.76%, 06/29/09	117,250
USD	270	10.50%, 07/14/14	326,835

			444,085

		Denmark —0.5%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	209,132
		Finland —15.0%
		Finnish Government Bond
EUR	1,590	2.75%, 07/04/06	1,918,623
EUR	2,010	4.25%, 07/04/15	2,647,629
EUR	1,450	5.375%, 07/04/13	2,028,866

			6,595,118

		France —5.1%
		Credit Suisse Group Capital Guernsey V Ltd
EUR	80	6.905%, 12/31/49	113,513
		French Government Bond
EUR	1,280	5.75%, 10/25/32	2,107,430

			2,220,943

		Germany —14.8%
		Bayerische Hypo-und Vereinsbank AG
EUR	400	4.75%, 09/19/07	501,650
		Deutsche Bundesrepublik
EUR	2,300	4.25%, 01/04/14-07/04/14	3,006,467
EUR	100	4.75%, 07/04/34	145,154
EUR	200	5.25%, 01/04/11	269,422
EUR	560	5.625%, 01/04/28	885,866
	800	6.25%, 01/04/24	1,319,002
		Deutsche Genossenschafts-Hypothekenbank
EUR	300	5.75%, 01/22/07	376,086

			6,503,647

		Ireland —0.9%
		Atlantes Mortgage PLC, Series 1, Class A
EUR	227	2.389%, 01/17/36	274,072
		German Postal Pensions Securitisation PLC
EUR	100	3.375%, 01/18/16	120,285

			394,357

		Italy —0.7%
		Argo Mortgages Ser. L, Series 1, Class A
EUR	258	2.385%, 10/28/36	311,034
		Japan —20.5%
		Development Bank of Japan
JPY	500	4.25%, 06/09/15	483,306
		Japanese Government Bonds
JPY	433,000	0.60%, 09/20/08-03/20/09	3,829,650
JPY	34,000	1.20%, 09/20/12	301,414
JPY	145,000	1.40%, 12/20/13	1,289,511
JPY	290,000	1.60%, 06/20/14-09/20/14	2,604,838

1	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Japan (cont’d)
JPY	59,600	2.30%, 05/20/30	$528,676

			9,037,395

		Netherlands —6.5%
		Arena BV, Series 2003-I, Class A2
EUR	500	4.30%, 05/19/49	640,148
		Deutsche Telekom International Finance BV
EUR	70	7.50%, 01/24/33	121,819
		Dutch MBS BV, Series X, Class A
EUR	500	2.386%, 10/02/49	604,322
		Netherlands Government Bond
EUR	600	3.75%, 07/15/09	751,701
EUR	400	7.50%, 01/15/23	731,006

			2,848,996

		Peru —0.3%
		Peru Government International Bond
USD	100	9.125%, 02/21/12	120,000
		Portugal —3.6%
		Portugese Obrigacoes do Tesouro OT
EUR	1,320	3.00%, 07/17/06	1,595,400
		Russia —0.5%
		Russian Government International Bond
USD	200	5.00%, 03/31/30	229,800
		South Africa —0.5%
		South African Government International Bond
USD	200	7.375%, 04/25/12	225,000
		Spain —5.1%
		Spanish Government Bond
EUR	100	4.20%, 01/31/37	132,973
EUR	1,600	4.40%, 01/31/15	2,119,142

			2,252,115

		United Kingdom —13.8%
		Bank of Scotland
EUR	40	6.125%, 02/15/13	57,170
		Chester Asset Receivables Dealings No 11
EUR	500	6.125%, 10/15/10	688,750
		European Investment Bank
GBP	5	7.625%, 12/07/06	9,140
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	80,603
		Permanent Financing PLC
EUR	500	5.10%, 06/11/07	625,608
		Royal Bank of Scotland PLC
USD	300	3.68%, 07/21/08	299,910
		United Kingdom Treasury Stock
GBP	100	5.00%, 09/07/14	185,604
GBP	2,200	5.75%, 12/07/09	4,106,568

			6,053,353

		United States —10.4%
		Chase Credit Card Master Trust
EUR	300	5.00%, 08/15/08	382,909
		Citibank Credit Card Issuance Trust
EUR	650	5.375%, 04/10/13	873,765
		Federal National Mortgage Assoc.
USD	500	5.50%, 10/01/35	499,687
		Goldman Sachs Group, Inc.
EUR	80	5.125%, 04/24/13	107,103
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,209,223
		MBNA Credit Card Master Note Trust
EUR	550	5.60%, 07/17/14	756,273
		Mizuho Financial Group Cayman Ltd.
EUR	100	4.75%, 04/15/14	126,688

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - INTERNATIONAL BOND PORTFOLIO
Schedule of Investments
As of September 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		United States (cont’d)
		Mizuho Preferred Capital Co. LLC
	100	8.79%, 12/31/49	108,849
		RBS Capital Trust A
EUR	50	6.467%, 12/31/49	70,723
		SLM Student Loan Trust
EUR	250	3.80%, 06/17/10	312,401
		Zurich Finance USA, Inc.
EUR	100	5.75%, 10/02/23	133,721

			4,581,342

		Total corporate bonds (cost $44,578,084)	46,425,034

		U.S. Treasury Obligations —9.8%
		United States Treasury Bonds
	1,000	4.25%, 08/15/13-11/15/14	994,899
	100	4.875%, 02/15/12	103,371
	800	8.75%, 05/15/17	1,108,249
	1,200	8.875%, 02/15/19	1,719,047
		United States Treasury Bonds, TIPS
	200	1.625%, 01/15/15	202,269
	200	1.875%, 07/15/15	202,722

		Total U.S. Treasury obligations (cost $4,366,959)	4,330,557

		U.S. Government Mortgage Backed Obligations —6.7%
		Federal National Mortgage Assoc.
	2,945	5.500%, 04/01/33-05/01/2035 (cost $2,974,699)	2,945,541

		U.S. Government Agency Obligations —0.6%
		Federal National Mortgage Assoc.
	200	8.95%, 02/12/18 (cost $278,860)	277,483

		Collateralized Mortgage Obligations —0.5%
		Federal National Mortgage Assoc.
	37	3.50%, 03/25/09	36,558
		GMAC Mortgage Corp Loan Trust, Series 2004-J4, Class A1
	74	5.50%, 09/25/34	73,983
		Small Business Administration Participation Certificates, Series 2005-20, Class 1
	100	4.84%, 05/01/25	99,836

		Total collateralized mortgage obligations (cost $210,897)	210,377

		Asset-Backed Securities —0.4%
	26	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 2A2, 3.971%, 01/25/33	25,624
		CIT Group Home Equity Loan Trust, Series 2002-1, Class AV
	8	3.931%, 03/25/33	8,492
		Federal National Mortgage Assoc., Series 2005-73, Class A1A
	93	3.681%, 07/25/35	93,260
		Long Beach Mortgage Loan Trust, Series 2003-3, Class A
	10	3.961%, 07/25/33	10,279
		Morgan Stanley ABS Capital I, Series 2004-HE9, Class A3A
	26	3.791%, 11/25/34	25,822

		Total asset-backed securities (cost $163,470)	163,477

		Municipals —0.2%
		Liberty Development Corp. (cost $110,687)
	100	5.25%, 10/01/35	111,395

3	THE TARGET PORTFOLIO TRUST

		Total long-term investments (cost $52,683,656)	54,463,864

		SHORT-TERM INVESTMENTS —5.5%
		Commercial Paper —4.5%
		BNP Paribas
	300	3.811%, 12/19/05	297,496
		CBA Finance
	400	3.91%, 12/28/05	396,003
		Rabobank USA
	1,001	3.88%, 10/03/05	1,000,000
		UBS Finance, Inc.
	300	3.823%, 12/22/05	297,392

		Total commercial paper (cost $1,991,325)	1,990,891

		Money Market Mutual Fund —0.7%
	298,504	Dryden Core Investment Fund - Taxable Money Market Series (q) (cost $298,504)	298,504

		U.S. Treasury Obligations —0.3%
		United States Treasury Bill
	120	3.778%, 12/15/05 (k) (cost $119,212)	119,212

		Total short-term investments (cost $2,408,994)	2,408,607

		Total Investments, Before Securities Sold Short—129.3% (cost $55,092,650)(p)	56,872,471

		INVESTMENTS SOLD SHORT —(6.0)%
		Foreign Government Bonds —(4.9)%
		Deutsche Bundesrepublik
EUR	(200)	5.25%, 01/04/11	(269,422)
		United Kingdom Treasury Stock
GBP	(1,000)	5.75%, 12/07/09	(1,866,622)

			(2,136,044)

		U.S. Treasury Obligations —(1.1)%
		United States Treasury Bond
USD	(400)	4.25%, 08/15/13	(398,625)
USD	(100)	4.875%, 02/15/12	(103,371)

			(501,996)

		Total Investments Sold Short (proceeds received $2,698,267)	(2,638,040)

		Total Investments, Net of Securities Sold Short—123.3% (cost $52,394,383)	54,234,431
		Other liabilities in excess of other assets(s)—(23.3)%	(10,256,186)

		NET ASSETS —100%	$43,978,245

The following abbreviations are used in portfolio descriptions:

TIPS	Treasury Inflation Protected Securities

DKK	Denmark Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

# Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Securities or a portion thereof with an aggregate market value of $119,212 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

(p)

The United States federal income tax basis of the Fund’s investments was $55,157,232; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,715,239(gross unrealized appreciation - $2,305,274; gross unrealized depreciation - $590,035). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(q)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(s)	Other liabilities in excess of other assets includes new unrealized appreciation (depreciation) of futures contracts, and interest rate swaps of:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation (Depreciation)

Long Positions:
29	Eurodollar	Dec 05	$6,963,113	$6,932,088	$31,026
10	Eurodollar	Dec 05	1,475,636	1,472,628	3,008
15	5 Year Treasury Note	Dec 05	1,614,141	1,602,891	11,250
1	10 Year Japanese Government Bond	Dec 05	1,218,464	1,212,562	5,902
12	10 Year Treasury Note	Dec 05	1,309,293	1,319,075	(9,782)
5	10 Year Treasury Note	Dec 05	583,281	572,031	11,250

					$52,654

Interest rate swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co. (1)	12/16/14	$ 500,000	5.50%	3 month LIBOR	$(5,989)
UBS AG (1)	09/15/10	400,000	5.00%	6 month LIBOR	14,622
Barclays Capital (1)	09/15/10	700,000	5.00%	6 month LIBOR	25,433
Morgan Stanley (1)	12/16/14	400,000	5.50%	3 month LIBOR	(236)
Morgan Stanley Capital Services, Inc. (1)	06/17/15	3,300,000	4.50%	6 month LIBOR	(407,606
Bank of America, N.A. (2)	12/15/15	4,200,000	5.00%	3 month LIBOR	85,121
Goldman Sachs Capital Markets, L.P. (2)	12/15/10	300,000	5.00%	3 month LIBOR	6,512
Barclays Capital (1)	12/15/15	300,000	5.00%	3 month LIBOR	2,897
Lehman Brothers Special Financing, Inc.(2)	12/15/15	500,000	5.00%	3 month LIBOR	1,803
UBS AG (2)	12/15/15	1,100,000	5.00%	3 month LIBOR	4,563
Morgan Stanley Capital Services, Inc. (2)	06/17/15	900,000	4.50%	6 month LIBOR	(115,905
Lehman Brothers Special Financing, Inc.(2)	12/15/10	400,000	4.00%	3 month LIBOR	4,288
Barclays Capital (1)	12/15/10	1,400,000	4.00%	3 month LIBOR	11,561
Goldman Sachs Capital Markets, L.P. (1)	12/15/07	4,700,000	4.00%	3 month LIBOR	(28,390
Lehman Brothers Special Financing, Inc.(1)	12/15/07	1,800,000	4.00%	3 month LIBOR	(10,732
Lehman Brothers Special Financing, Inc.(2)	12/15/12	1,200,000	5.00%	3 month LIBOR	8,686
Goldman Sachs Capital Markets, L.P. (2)	12/15/12	3,000,000	5.00%	3 month LIBOR	21,716
Morgan Stanley Capital Services, Inc. (2)	12/15/05	100,000	4.00%	6 month LIBOR	(3,461
UBS AG (2)	12/15/10	400,000	4.00%	3 month LIBOR	4,636
Barclays Capital (1)	06/18/34	200,000	5.00%	6 month LIBOR	(1,308)
Lehman Brothers Special Financing, Inc.(2)	09/15/10	1,100,000	5.00%	6 month LIBOR	40,008

					$(341,779.26)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

4

THE TARGET PORTFOLIO TRUST - TOTAL RETURN BOND PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			LONG-TERM INVESTMENTS —133.3%

			U.S. Government Mortgage Backed Obligations —54.2%
			Federal Home Loan Mortgage Corp.
		$91	4.877%, 01/01/24	$93,387
		69	5.50%, 04/01/29-06/01/29	69,358
		129	6.00%, 09/01/22(c)	131,747
		100	7.50%, 09/01/16-07/01/17	106,686
		1	9.25%, 01/01/10	1,081
			Federal National Mortgage Assoc.
		18,502	4.00%, 08/01/18-06/01/19	17,823,728
		154	4.267%, 05/01/36(c)	155,717
		7,860	4.50%, 08/01/33-06/01/35	7,496,612
		245	4.594%, 01/01/20	250,698
		660	4.747%, 12/01/34(c)	659,533
		66	5.00%, 01/01/19	65,693
		32,964	5.50%, 11/01/34-06/01/35	32,965,792
		15,900	5.50%, TBA	15,890,062
		12,332	6.00%, 11/01/16-04/01/35	12,541,409
		319	6.50%, 04/01/21-09/01/21	330,073
			Government National Mortgage Assoc.
		135	3.75%, 07/20/22-07/20/27(c)	137,054
		252	4.125%, 10/20/26-11/20/29(c)	256,079
		242	4.375%, 02/20/17-02/20/26(c)	243,745
		121	8.50%, 06/15/30-08/20/30	131,565

			Total U.S. Government mortgage backed obligations (cost $90,148,969)	89,350,019

			U.S. Treasury Obligations —49.1%
			U.S. Treasury Bonds
		3,700	6.25%, 08/15/23	4,424,246
		1,000	6.50%, 11/15/26	1,250,469
		1,000	6.625%, 02/15/27	1,269,453
		3,000	8.125%, 08/15/19	4,095,819
		1,800	8.875%, 02/15/19	2,578,570
		450	9.00%, 11/15/18	648,316
			U.S. Treasury Notes
		19,650	3.375%, 02/15/08-10/15/09	19,064,253
		5,000	3.50%, 02/15/10	4,856,835
		11,300	3.625%, 07/15/09-05/15/13	11,052,229
		11,460	3.875%, 09/15/10-02/15/13	11,168,013
		4,750	4.00%, 04/15/10-02/15/14	4,687,790
		7,200	4.25%, 08/15/14-11/15/14	7,148,624
		2,100	4.875%, 02/15/12	2,170,793
		3,500	5.00%, 08/15/11	3,636,857
			U.S. Treasury Notes, RRB TIPS
		1,400	1.625%, 01/15/15	1,415,884
			U.S. Treasury Strips, P/O
		3,000	Zero Coupon, 11/15/16-02/15/22	1,468,268

			Total U.S. Treasury obligations (cost $81,460,614)	80,936,419

			Foreign Government Bonds —12.3%
			Dutch Treasury Certificate (Netherlands)
Aaa	EUR	2,200	2.07%, 11/30/05-12/15/05	2,635,346
Aaa	EUR	3,500	3.87%, 10/31/05	4,200,088
			German Treasury Bill (Germany)
Aaa	EUR	2,500	2.07%, 01/18/06	2,986,509
			Repubic of Brazil (Brazil)
B1		48	4.25%, 04/15/06 BRB(c)	48,029
B1		41	4.31%, 04/15/12 BRB(c)	40,510

1	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

			Foreign Government Bonds (cont’d)
			Republic of Brazil (Brazil)
B1		2,150	11.00%, 08/17/40	2,635,900
			Republic of Panama (Panama)
Ba1		300	8.88%, 09/30/27	365,250
Ba1		450	9.38%, 07/23/12	544,500
			Republic of Peru (Peru)
Ba3		400	9.125%, 01/15/08	432,000
			Russian Federation (Russia)
Baa3		1,350	5.00%, 03/31/30(a)	1,551,150
			United Kingdom Treasury (United Kingdom)
Aaa	GBP	200	5.75%, 12/07/09	373,325
Aaa	GBP	2,500	4.75%, 06/07/10	4,509,974

			Total Foreign Government Bonds (cost $19,902,405)	20,322,581

			Corporate Bonds —8.3%
			Airlines —0.2%
			United Air Lines, Inc.(i)
NR		1,000	10.85%, 02/19/15	397,500

			Automobile Manufacturers —1.3%
			DaimlerChrysler NA Holding Corp. Gtd. Notes
A3		1,800	4.026%, 03/07/07(c)	1,797,322
			General Motors Corp.
Ba2		400	8.375%, 07/15/33	312,000

				2,109,322

			Capital Markets —0.9%
			European Investment Bank (Multi-National Bond)
Aaa	JPY	163,000	3.00%, 09/20/06	1,475,025

			Entertainment & Leisure —0.9%
			Harrah’s Operating Co., Inc.
Baa3		1,500	5.625%, 06/01/15	1,482,841

			Financial - Bank & Trust —0.5%
			HSBC Bank USA NA Sr. Notes
Aa2		800	3.509%, 09/21/07(c)	801,017

			Financial Services —2.4%
			Ford Motor Credit Co.
			Sr. Notes
Baa3		1,000	7.00%, 10/01/13	927,357
Baa3		900	7.375%, 02/01/11	860,855
			General Motors Acceptance Corp. Notes
Ba1		1,500	6.875%, 09/15/11	1,364,420
			Pemex Project Funding Master Trust Gtd. Bonds
Baa1		500	8.00%, 11/15/11	569,250
Baa1		250	9.125%, 10/13/10	292,500

				4,014,382

			Pipelines —0.8%
			El Paso Corp.
			Sr. Notes
Caa1		750	7.75%, 01/15/32	755,625
Caa1		500	7.80%, 08/01/31	501,250

				1,256,875

			Telecommunications —1.1%
			Qwest Corp.
Ba3		250	7.50%, 06/15/23	228,125
			Sr. Notes
Ba3		1,500	7.625%, 06/15/15	1,531,875

				1,760,000

			Utilities —0.2%
			PPL Capital Fund Trust I
Ba1		200	7.29%, 05/18/06	202,622

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - TOTAL RETURN BOND PORTFOLIO

Schedule of Investments As of September 30, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Utilities (cont’d)
		TXU Energy Co. LLC Sr. Notes
Baa2	201	4.360%, 01/17/06(c)	201,084

			403,706

		Total corporate bonds (cost $14,618,827)	13,700,668

		Municipals —5.5%
		Du Page County Illinois, Limited Tax
Aaa	500	5.000%, 01/01/31	516,180
		Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices
Aaa	500	5.000%, 03/01/21	532,415
		Golden State Tobacco Securitization Corp., Revenue, Series 2003, Class A-1
Baa3	500	6.25%, 06/01/33	554,475
Baa3	400	6.75%, 06/01/39	460,596
		Massachusetts Water Resources Authority, Series J
Aaa	750	5.000%, 08/01/32	776,677
		Minnesota State Revenue
Aa1	600	5.000%, 08/01/13	657,648
		New York City Trust For Cultural Resources, Museum of Modern Art, Series 2001, Class D
Aaa	1,500	5.125%, 07/01/31	1,573,425
		South Carolina State Highway, Series B
Aaa	1,100	5.000%, 04/01/17	1,177,176
		South Central Regional Water Authority Water System Series B-1
Aaa	1,300	5.000%, 08/01/26	1,373,086
		Tobacco Settlement Financing Corp., New Jersey State
Baa3	800	6.0%, 06/01/37	854,488
Baa3	500	6.38%, 06/01/32	565,390

		Total municipals (cost $8,274,726)	9,041,556

		Collateralized Mortgage Obligations —3.4%
		American Housing Trust, Series I, Class 5
Aaa	3	8.625%, 08/25/18	3,301
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2 (c)
Aaa	833	5.438%, 05/25/35	834,427
		Series 2002-1, Class 1A1(c)
Aaa	163	5.631%, 02/25/33	163,780
		Commercial Mortgage, Series 2005-F10A, Class M0A1, Pass-Thru Cert.
Aaa	1,700	3.751%, 03/15/20(c)	1,699,688
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1
Aaa	19	4.326%, 01/25/32(c)	19,076
		Residential Funding Mortgage Securities, Series 2003-S9, Class A1
Aaa	140	6.500%, 03/25/32	142,310
		Washington Mutual, Inc., Series 2003-R1, Class A1
Aaa	2,847	3.911%, 12/25/27(c)	2,844,158

		Total Collateralized Mortgage Obligations (cost $5,719,835)	5,706,740

		Asset-Backed Securities —0.5%
		Sears Credit Account Master Trust
A1	800	3.996%, 02/15/10(c) (cost $801,426)	799,203

3	THE TARGET PORTFOLIO TRUST

		Total long-term investments (cost $220,926,802)	219,857,186

		SHORT-TERM INVESTMENTS —4.9%

		Commercial Paper —4.5%
		Carolina Power & Light(n)
P-1	400	3.682%, 10/11/05	399,674
		DND NOR Bank(n)
P-1	1,400	3.849%, 01/13/06	1,384,185
		Rabobank USA Financial Corp. (n)
P-1	4,400	3.880%, 10/03/05	4,400,000
		Societe Generale N.A. (n)
P-1	1,300	3.960%, 01/27/06	1,283,345

		Total commercial paper (cost $7,468,012)	7,467,204

		Outstanding Options Purchased —0.2%

Contracts/ Notional Amount $ (000)
	Call Options —0.2%
$2,100	Interest rate swap, 3 Month LIBOR & Fixed 5.75%, expiring 04/27/09	264,636
7,000	U.S. Treasury Note Futures, Strike Pirice $110, expiring 10/05/05	0

		264,636

	Put Options
27,000	U.S. Treasury Note Futures, Strike Price $91, expiring 10/05/05	0
244	Eurodollar Futures, Strike Price $93.75, expiring 12/19/05	1,525
83	Eurodollar Futures, Strike Price $94, expiring 12/19/05	21
$2,100	Interest rate swap 3 Month LIBOR & Fixed 6.25%, expiring 04/27/09	61,257

		62,803

	Total outstanding options purchased (cost $267,303)	327,439

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

	U.S. Treasury Obligations —0.2%
	U.S. Treasury Bills(k)
310	3.438%, 12/01/05	308,352

	(cost $308,267)
	Total short-term investments (cost $8,043,582)	8,102,995

	Total Investments, Before Outstanding Options Written and Investments Sold Short—138.2% (cost $228,970,384(p))	227,960,181

	INVESTMENTS SOLD SHORT—(41.1)%

	U.S. Treasury Obligations
	U.S. Treasury Notes
6,900	3.375%, 09/15/09	(6,693,538)
9,800	3.625%, 07/15/09	(9,602,853)
10,600	3.625%, 05/15/13	(10,166,895)
11,200	3.875%, 02/15/13	(10,911,690)
4,500	4.000%, 11/15/12	(4,426,700)
8,800	4.125%, 05/15/15	(8,648,402)
9,000	4.250%, 11/15/14	(8,935,668)

THE TARGET PORTFOLIO TRUST	4

THE TARGET PORTFOLIO TRUST - TOTAL RETURN BOND PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

750	4.375%, 05/15/07	(752,490)
2,100	4.875%, 02/15/12	(2,170,793)
3,500	5.000%, 08/15/11	(3,636,857)
1,700	6.000%, 08/15/09	(1,807,911)

	Total investments sold short (proceeds received $68,807,384)	(67,753,797)

	OUTSTANDING OPTIONS WRITTEN

Contracts/ Notional Amount $ (000)
	Call Options
$1,000	Interest rate swap 3-Month LIBOR & Fixed 4.0%, expiring 10/31/05	(1)

	Put Options
6	90 Day GBP LIBOR Future, Strike Price $94.25, expiring 12/21/05	(66)
$1,000	Interest rate swap 3-Month LIBOR & Fixed 7.0%, expiring 10/31/05	0

		66

	Total outstanding options written (premiums received $33,683)	(67)

	Total Investments, Net of Outstanding Options Written and Investments Sold Short — 97.1%	160,206,317
	Other assets in excess of other liabilities (u) —2.9%	4,721,239

	NET ASSETS —100%	$164,927,556

The following abbreviations are used in portfolio descriptions:

#	Principal amount is shown in U.S. dollars unless otherwise stated.

BRB	Brady Bond

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NR	Not Rated by Moodys or Standard & Poor’s

P/O	Principal Only

RRB	Real Return Bond

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

(a)	The rate shown reflects the coupon rate after the step date.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $308,352 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Fund’s investments was $229,208,127; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,247,946 (gross unrealized appreciation - $1,806,613; gross unrealized depreciation - $3,054,559). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)

Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Depreciation

Long Position:
25	Eurodollar	Dec 05	$38,360,875	$38,246,000	$(114,875)
316	5 Year Treasury Note	Dec 05	34,007,719	33,767,563	(240,156)
160	Eurodollar	Mar 06	5,976,125	5,965,625	(10,500)

					$(365,531)

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Purchase Contracts

Description	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)

Japanese Yen, Expiring 10/18/05	$2,604,338	$2,526,280	$(78,058)
Pound Sterling, Expiring 10/13/05	4,579,491	4,481,338	(98,153)

	$7,183,829	$7,007,618	$(176,211)

Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros, Expiring 11/08/05	$9,349,887	$9,350,707	$(820)
Pound Sterling, Expiring 10/13/05	4,738,887	4,643,590	95,297

	$14,088,774	$13,994,297	$94,477

Interest rate swap agreements outstanding at September 30, 2005:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co. (2)	06/15/2015	JPY	90,000,000	1.50%	6 Month LIBOR	$1,420
Barclays Capital(2)	06/15/2015	JPY	40,000,000	1.50%	6 Month LIBOR	959
Barclays Capital(1)	09/15/2010	GBP	2,100,000	5.00%	6 Month LIBOR	75,821
Merrill Lynch & Co. (2)	12/15/2014	EUR	4,900,000	4.00%	6 Month LIBOR	(154,956)
Bank of America, N.A.(1)	06/15/2035		$900,000	6.00%	3 Month LIBOR	134,448
Lehman Brothers Special Financing, Inc.(1)	12/15/2010		$3,000,000	4.00%	3 Month LIBOR	(65,919)
Goldman Sachs Capital Markets L.P.(1)	12/15/2010		$4,500,000	4.00%	3 Month LIBOR	(98,771)
Bank of America, N.A.(1)	12/15/2010		$5,600,000	4.00%	3 Month LIBOR	(123,049)
RBS Greenwich Capital(1)	12/15/2010		$2,700,000	4.00%	3 Month LIBOR	(54,788)
Goldman Sachs Capital Markets L.P.(2)	12/15/2007		$3,000,000	4.00%	3 Month LIBOR	27,601
Goldman Sachs Capital Markets L.P.(2)	12/15/2010		$15,500,000	5.00%	3 Month LIBOR	134,461

						$(122,773)

(1)	Porfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2005:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co.(1)	12/20/2008	500,000	0.26%	Allstate Corp,, 6.125%, due 02/15/12	$(1,060)
Merrill Lynch & Co.(1)	12/20/2008	300,000	0.32%	Ingersoll-Rand Co.,6.48%,due 6/1/25	(2,000)
Morgan Stanley & Co.(1)	12/20/2008	300,000	0.21%	Emerson Electric Co.,6.48%,due 10/15/12	(364)
Barclays Bank PLC(1)	12/20/2008	500,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(1,667)
Bank of America Securities LLC (1)	12/20/2008	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(1)
Bear Sterns International Ltd. (1)	12/20/2008	400,000	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(1,815)
Lehman Brothers (1)	12/20/2008	400,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(849)
Lehman Brothers (1)	12/20/2008	400,000	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(243)
Citigroup(1)	12/20/2008	300,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(1,454)
Lehman Brothers (1)	12/20/2008	200,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	240
Citigroup (1)	12/20/2008	400,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,333)
Merrill Lynch & Co.(1)	12/20/2008	100,000	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	(91)
Citigroup (1)	12/20/2008	800,000	0.14%	Walmart Stores, Inc.,6.875%, due 8/10/09	(1,213)
UBS AG(1)	12/20/2008	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	3,594
Lehman Brothers (1)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(363)
Lehman Brothers (1)	12/20/2008	300,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(817)
Lehman Brothers (1)	12/20/2008	300,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,352
Barclays Bank PLC(1)	12/20/2008	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(2,596)
Bear Sterns International Ltd. (1)	12/20/2008	100,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,597)
Lehman Brothers (1)	12/20/2008	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(2,303)
Lehman Brothers (1)	12/20/2008	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(2,484)
Lehman Brothers (1)	12/20/2008	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(4,107)
Bear Sterns International Ltd. (1)	12/20/2008	200,000	0.24%	Deere & Co., 7.85%, due 3/15/07	(1,031)
UBS AG(1)	12/20/2008	200,000	0.37%	RadioShack Corp., 7.375%, due 5/15/11	781
Bear Sterns International Ltd. (1)	12/20/2008	200,000	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	(606)
Morgan Stanley & Co.(1)	12/20/2008	200,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(303)
Merrill Lynch & Co.(1)	12/20/2008	300,000	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(1,271)
Bear Sterns International Ltd. (1)	12/20/2008	200,000	0.60%	International Paper Co., 6.75%, due 9/1/11	(905)
Merrill Lynch & Co.(1)	12/20/2008	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(182)
UBS AG(1)	12/20/2008	200,000	0.44%	Carnival Corp., 6.15%, due 4/15/08	(1,573)
Morgan Stanley & Co.(1)	12/20/2008	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(484)
Merrill Lynch & Co.(1)	12/20/2008	200,000	0.28%	Occidental Petoleum Corp., 6.75%, due 1/15/12	(848)
UBS AG(1)	12/20/2008	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(1,695)
Morgan Stanley & Co.(1)	12/20/2008	200,000	0.53%	The Kroger Co., 4.75%, due 4/15/12	(1,027)
Bear Sterns International Ltd. (1)	12/20/2008	200,000	0.15%	Walmart Stores, Inc.,6.875%, due 8/10/09	(364)
Merrill Lynch & Co.(1)	12/20/2008	200,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(4,113)
Lehman Brothers (1)	6/20/2009	1,200,000	0.40%	People-s Republic of China, 6.80%, due 5/23/11	(8,517)
Bear Sterns International Ltd. (2)	3/20/2007	700,000	0.62%	Russian Federation, 2.25%, due 03/31/30	2,799
Goldman Sachs (2)	6/20/2010	6,300,000	0.40%	Dow Jones CDX IG4 Index	(35,053)
Bank of America Securities LLC (2)	6/20/2010	3,000,000	0.40%	Dow Jones CDX IG4 Index	(16,692)
Barclays Bank PLC(2)	6/20/2010	1,900,000	0.40%	Dow Jones CDX IG4 Index	(10,571)
Goldman Sachs (2)	9/20/2006	900,000	1.70%	Ford Motor Credit Co., 7.00%, due 10/1/13	1,827
UBS AG(2)	9/20/2006	200,000	1.71%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(546)
Morgan Stanley & Co.(2)	9/20/2006	100,000	1.70%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(282)
Morgan Stanley & Co.(2)	9/20/2006	200,000	1.75%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(470)
Morgan Stanley & Co.(1)	9/20/2010	400,000	2.70%	Republic of Turkey, 11.875%, due 1/15/30	(10,983)
Lehman Brothers (1)	9/20/2010	1,000,000	2.26%	Republic of Turkey, 11.875%, due 1/15/30	(8,534)

					$(122,816)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

5	THE TARGET PORTFOLIO TRUST

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO
Schedule of Investments
As of September 30, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS —90.9%

		Corporate Bonds —17.3%
		Airlines —1.2%
		American Air Lines, Inc., Pass-Thru Cert.
Baa2	1,500	7.858%, 10/01/11	1,534,987
		United Air Lines, Inc., Equip. Trust(i)
NR	1,500	10.850%, 02/19/15	596,250
		United Air Lines, Inc., Pass-Thru Cert.(i)
NR	1,700	6.880%, 09/01/08	1,041,250

			3,172,487

		Automobiles —1.1%
		DaimlerChrysler NA Holding Corp., Co. Gtd.
A3	240	4.026%, 03/07/07(c)	239,643
A3	1,500	4.314%, 09/10/07(c)	1,503,534
A3	1,120	6.400%, 05/15/06	1,132,052

			2,875,229

		Containers & Packaging —0.2%
		Ball Corp., Co. Gtd.
Ba2	500	7.750%, 08/01/06	508,750

		Diversified —0.6%
		Goldman Sachs Group LP, Notes
Aa3	1,750	4.300%, 06/28/10	1,754,121

		Electronic Components & Equipment —0.4%
		Dominion Resources, Inc., Sr. Notes (VA)
Baa1	1,050	4.270%, 09/28/07	1,049,712

		Entertainment & Leisure —0.8%
		Caesars Entertainment, Inc., Sr. Sub. Notes
Ba1	1,200	7.875%, 12/15/05	1,207,500
Baa3	1,070	8.500%, 11/15/06	1,111,663

			2,319,163

		Financial - Bank & Trust —2.0%
		Export-Import Bank of Korea, Notes
A3	300	6.500%, 11/15/06	306,015
		HSBC Finance Corp., Sr. Notes
A1	1,000	4.000%, 09/15/08	1,000,009
		Korea Development Bank, Notes
A3	2,670	4.750%, 07/20/09	2,661,216
		MBNA Europe Funding PLC, Bank Gtd.
Baa1	1,000	3.876%, 09/07/07	999,544
		Riggs Capital Trust, Co. Gtd.
A3	400	8.625%, 12/31/26	433,570

			5,400,354

		Financial Services —4.7%
		Ford Motor Credit Co., Notes
Baa3	300	3.590%, 03/13/07	280,740
	900	6.875%, 02/01/06	903,683
Baa3		Ford Motor Credit Co., Unsec’d
Baa3	1,400	4.389%, 03/21/07	1,381,216
		General Motors Acceptance Corp., Bonds
Ba1	700	8.000%, 11/01/31	611,218
		General Motors Acceptance Corp., Notes
Ba1	60	4.677%, 05/18/06	59,682
Ba1	1,240	6.875%, 08/28/12	1,109,748
		Golden West Financial Corp., Sr. Notes
A1	1,500	5.500%, 08/08/06	1,512,495
		Goldman Sachs Group, Inc., Notes(c)
Aa3	1,760	3.733%, 08/01/06	1,761,040
		Heller Financial, Inc., Notes
Aaa	500	6.375%, 03/15/06	504,598

1	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Financial Services (cont’d)
		HSBC Finance Corp., Notes
A1	730	6.700%, 11/13/05	731,989
		Morgan Stanley, Notes(c)
Aa3	2,000	3.915%, 02/15/07	2,001,692
		Unilever Capital Corp., Co. Gtd.
A1	1,750	6.875%, 11/01/05	1,753,824

			12,611,925

		Food And Staples Retailing —0.3%
		Delhaize America, Inc., Co. Gtd.
Ba1	300	7.375%, 04/15/06	304,140
		Safeway Inc., Notes Notes
Baa2	500	4.163%, 11/01/05	499,971

			804,111

		Healthcare Providers & Services —0.2%
		HCA, Inc., Notes
Ba2	150	5.250%, 11/06/08	147,364
Ba2	400	7.125%, 06/01/06	405,158

			552,522

		Hotels, Restaurants & Leisure —0.2%
		Mandalay Resort Group, Sr. Notes
Ba2	500	6.500%, 07/31/09	502,500
		Mirage Resorts, Inc., Notes
Ba2	100	6.750%, 08/01/07	101,750

			604,250

		Media —0.5%
		AOL Time Warner, Co. Gtd.
Baa1	800	6.125%, 04/15/06	806,671
		CSC Holdings, Inc., Sr. Notes
B1	500	7.875%, 12/15/07	513,750

			1,320,421

		Oil, Gas & Consumer Fuels —0.3%
		Transcontinental Gas Pipe Line Corp.
Ba2	700	4.879%, 04/15/08	707,111

		Paper & Forest Products —0.5%
		Georgia-Pacific Corp., Notes
Ba3	980	7.500%, 05/15/06	991,025
		Georgia-Pacific Corp., Sr. Notes
Ba2	380	7.375%, 07/15/08	398,050

			1,389,075

		Real Estate Investment Trust - Hotels —0.1%
		Host Marriott LP, Co. Gtd.
Ba3	350	9.250%, 10/01/07	368,813

		Retail —0.2%
		JC Penney Corp. Inc., Notes
Ba1	500	6.500%, 12/15/07	516,875

		Telecommunication Services —1.2%
		France Telecom SA, Notes
A3	2,000	8.500%, 03/01/31	2,680,310
		MCI, Inc., Sr. Notes
B2	61	6.908%, 05/01/07	61,458
B2	411	7.688%, 05/01/09	426,412
B2	52	8.735%, 05/01/14	57,980

			3,226,160

		Utilities —2.8%
		Columbus Southern Power Co., Notes
A3	600	6.850%, 10/03/05	600,000
		Dayton Power & Light Co. (The)
Baa1	500	5.125%, 10/01/13	503,156

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments As of September 30, 2005 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

			Corporate Bonds (cont’d)
			Utilities (cont’d)
			Dominion Resources Inc., Sr. Notes (VA)
Baa1		$250	3.660%, 11/15/06	247,372
			Duke Energy Corp., Sr. Notes(c)
Baa1		550	4.240%, 12/08/05	550,048
			GPU, Inc.
Baa3		1,400	7.700%, 12/01/05	1,407,141
			NiSource Finance Corp., Co. Gtd.
Baa3		1,500	4.393%, 11/23/09	1,505,869
Baa3		120	7.625%, 11/15/05	120,441
			PSEG Energy Holdings LLC, Notes
Ba3		300	7.750%, 04/16/07	306,750
			PSEG Power LLC, Co. Gtd.
Baa1		1,000	6.875%, 04/15/06	1,011,944
			TXU Energy Co. LLC, Sr. Notes(c)
Baa2		1,000	4.360%, 01/17/06	1,000,418
			Virginia Electric and Power Co., Sr. Notes
A3		300	5.750%, 03/31/06	301,844

				7,554,983

			Total corporate bonds (cost $48,950,995)	46,736,062

			Foreign Government Bonds —10.5%
			Deutsche Bundesrepublik (Germany)
Aaa	EUR	900	6.500%, 07/04/27	1,563,999
			Federal Republic of Brazil
B1		$325	4.31%, 04/15/09-04/15/12, BRB (c)	320,839
B1		780	9.76%, 06/29/09	914,550
B1		1,080	11.0%, 08/17/40	1,324,080
B1		500	11.25%, 07/26/07	553,500
B1		2,000	11.5%, 03/12/08	2,279,000
			French Discount Treasury Bill
NR	EUR	7,000	2.053%, 11/17/05	8,391,924
			German Discount Treasury Bill
NR		3,500	2.034%, 10/19/05	4,202,944
			Republic of Panama
NR		$1,500	9.375%, 04/01/29	1,917,225
			Republic of Peru
Ba3		3,650	9.125%, 01/15/08-02/21/2012	4,302,000
			Republic of South Africa
Baa1		750	9.125%, 05/19/09	853,125
			United Mexico States
Baa1		1,500	6.375%, 01/16/13	1,596,000

			Total Foreign Government Bonds (cost $26,688,460)	28,219,186

			Collateralized Mortgage Obligations —9.5%
			Banc of America Mortgage Securities, Series 2002-K, Class 2A1(c)
AAA(d)		$376	5.527%, 10/20/32	376,914
			Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Calss 11A2(c)
Aaa		2,123	3.731%, 11/25/34	2,091,426
	`		Bear Stearns Alt-A Trust, Series 2003-7, Class 2A2(c)
Aaa		276	4.248%, 02/25/34	276,233
			Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
AAA(d)		381	6.250%, 12/25/33	386,551
			Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4, Class 2A
AAA(d)		352	6.500%, 01/25/34	357,494
			Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 1A1(c)
AAA(d)		3,735	3.971%, 02/25/35	3,736,084

3	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		Collateralized Mortgage Obligations (cont’d)
		CS First Boston Mortgage Securities Corp, Series 2003-8, Class 5A1
Aaa	157	6.500%, 04/25/33	158,092
		Federal National Mortgage Assoc., Seies 5.5, Class 10/05
Aaa	5,200	5.500%, 10/01/35	5,196,750
		Federal National Mortgage Assoc., Series 2004-41, Class PB
Aaa	517	3.500%, 04/25/17	513,299
		FHLMC Structured Pass Through Securities, Series T-59, Class 1A2
Aaa	684	7.000%, 10/25/43	714,847
		Government National Mortgage Association, Series 1995-2, Class KQ
Aaa	159	8.500%, 03/20/25	163,346
		Government National Mortgage Association, Series 2000-11, Class PH
Aaa	706	7.500%, 02/20/30	735,337
		Government National Mortgage Association, Series 2000-9, Class FG(c)
Aaa	205	4.173%, 02/16/30	207,158
		Government National Mortgage Association, Series 2000-9, Class FH(c)
Aaa	315	4.272%, 02/16/30	317,121
		Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1
Aaa	1,901	4.060%, 06/25/45	1,898,133
		GS Mortgage Securities Corp II, Series 2001-1285, Class A1
Aaa	680	6.044%, 08/15/18	705,543
		GSR Mortgage Loan Trust, Series 2005-ARG, Class 2A1
Aaa	800	4.541%, 09/25/35	791,200
		Sequoia Mortgage Trust, Series 10, Class 2A1(c)
Aaa	2,857	4.176%, 10/20/27	2,861,381
		Structured Asset Securities Corp, Series 2001-21A, Class 1A1
Aaa	363	6.250%, 01/25/32	368,144
		Superannuation Members Home Loans Global Fund, Series 1A, Class A2(c)
Aaa	90	3.665%, 06/15/26	90,437
		Washington Mutual, Inc., Series 2002-AR6, Class A(c)
Aaa	3,327	4.137%, 06/25/42	3,357,919
		Washington Mutual, Inc., Series 2002-AR9, Class 1A(c)
Aaa	156	4.033%, 08/25/42	155,609

		Total Collateralized Mortgage Obligations (cost $25,603,624)	25,459,018

		Asset-Backed Securities —0.4%
		Countrywide Asset-Backed Certificates
Aaa	412	3.791%, 01/25/24	411,382
		First Franklin Mtg Loan Asset Backed Certificates
Aaa	247	2.820%, 03/25/34	247,115
		Metropolitan Asset Funding, Inc.
AAA(d)	1	4.101%, 04/25/29	1,279
		Residential Asset Mortgage Products, Inc.
Aaa	299	3.971%, 12/25/33	299,516

		Total asset-backed securities (cost $958,328)	959,292

		U.S. Government Agency Obligations —14.9%
		Federal Home Loan Mortgage Corp.
	25,000	2.000%, 02/23/06	24,810,550
		Federal National Mortgage Assoc.
	7,000	3.576%, 01/09/06	6,999,300
	8,400	3.651%, 09/07/06	8,395,943

		Total U.S. Government agency obligations (cost $40,235,126)	40,205,793

		U.S. Government Mortgage Backed Obligations —15.9%
		Federal Home Loan Mortgage Corp.
	5	9.250%, 01/01/10	5,460
		Federal National Mortgage Assoc.

THE TARGET PORTFOLIO TRUST	4

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

	U.S. Government Mortgage Backed Obligations (cont’d)
$167	4.375%, 08/01/24	$169,429
163	4.976%, 07/01/25	166,423
15	4.980%, 12/01/30	15,521
36,339	5.00%, 10/01/17-08/01/2020	36,261,228
2,041	6.00%, 11/01/12-09/01/2017	2,099,800
	Government National Mortgage Assoc.
462	3.500%, 07/20/30	465,532
242	3.750%, 08/20/26	245,263
133	4.125%, 10/20/24-12/20/2026	134,977
997	4.250%, 03/20/30	1,011,007
825	4.375%, 05/20/23-06/20/2027	832,393
1,041	6.00%, 01/15/29-07/15/2029	1,068,923
314	6.50%, 10/15/25-06/15/2029	326,000
150	8.00%, 09/20/30-07/20/2031	159,810

	Total U.S. Government mortgage backed obligations (cost $43,211,589)	42,961,766

SHARES

Preferred Stocks—0.2%
10,700	Fannie Mae, 7.00%, 12/31/49(a) (cost $535,000)	589,169

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#

		Municipals — 0.4%
		City & County of Honolulu HI (cost $842,349)
Aaa	1,000	4.750%, 07/01/28	1,009,250

PRINCIPAL AMOUNT (000)#	DESCRIPTION

	U.S. Treasury Obligations —21.8%
	U.S. Treasury Notes
30,300	3.500%, 12/15/09	29,473,840
2,500	3.750%, 03/31/07	2,483,985
3,090	3.875%, 09/15/10	3,046,304
1,500	4.000%, 03/15/10	1,486,641
6,900	4.125%, 05/15/15	6,781,134
1,100	4.250%, 08/15/13	1,096,218
	United States Treasury Bonds, TIPS
100	2.000%, 01/15/14	107,970
4,900	3.375%, 01/15/07-01/15/2012(k)	6,108,766
2,300	3.625%, 01/15/08	2,945,120
4,100	3.875%, 01/15/09	5,300,337

	Total U.S. Treasury obligations (cost $57,587,085)	58,830,315

5	THE TARGET PORTFOLIO TRUST

UNITS	DESCRIPTION	VALUE

	Warrants
2,500,000	United Mexican States Value Recovery Rights Ser. D expiring06/30/2006	65,000
2,500,000	United Mexican States Value Recovery Rights Ser. E, expiring06/30/2007	51,250

	Total warrants (cost $484)	116,250

	Total long-term investments (cost $244,613,040)	245,086,101

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#

		SHORT-TERM INVESTMENTS —13.8%

		U.S. Treasury Obligations —0.3%
		U.S. Treasury Bills(k)
	$690	3.396%, 12/15/05	685,469

		(cost $685,205)

		COMMERCIAL PAPER —11.1%
		Barclays U.S. Funding Corp.
P-1	2,300	3.865%, 12/14/05 (n)	2,282,120
		Danske
P-1	5,800	3.723%, 12/09/05 (n)	5,758,204
		Fortis Funding
P-1	7,500	3.770%, 12/12/05 (n)	7,443,402
		Skandinaviska Enskilda Banken
P-1	1,200	3.756%, 12/08/05 (n)	1,191,422
P-1	1,800	3.906%, 12/22/05 (n)	1,784,232
		Societe Generale
P-1	2,300	3.723%, 12/22/05 (n)	2,280,005
		Spintab AB
P-1	1,100	3.177%, 11/18/05 (n)	1,094,684
		UBS Finance, Inc.
P-1	5,300	3.617%, 11/21/05 (n)	5,272,797
P-1	1,000	3.702%, 11/30/05 (n)	993,802
P-1	1,900	3.759%, 12/07/05 (n)	1,886,737

		Total commercial paper (cost $29,996,002)	29,987,404

Shares

	Money Market Mutual Fund —2.4%
6,373,201	Dryden Core Investment Fund - Taxable Money Market Series(b) (cost $6,373,201)	6,373,201

	Total short-term investments (cost $37,054,408)	37,046,074

	Total Investments, Before Outstanding Options Written—104.7% (cost $281,667,448) (p)	282,132,175

Contracts

	OUTSTANDING OPTIONS WRITTEN

	Put Option
787	3 Month Eurodollar Future, expiring 12/19/05 @ 95.75	(91,856)

	Total Investments, Net of Outstanding Options Written—104.7% (cost $281,572,397)	282,040,319
	Liabilities in excess of other assets (u)—(4.7)%	(12,701,669)

	NET ASSETS —100%	$269,338,650

The following abbreviations are used in portfolio descriptions:

BRB	Brady Bond

EUR	Euros

NR	Not Rated by Moody’s or Standard & Poor’s.

TIPS	Treasury Inflation Protection Securities

(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)

Securities or a portion thereof with an aggregate market value of $94,319 have been segregated with the custodian to cover margin requirements for open futures contracts outstanding at September 30, 2005.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Fund’s investments was $281,909,612; accordingly, net unrealized appreciation on investments for federal income tax purposes was $222,563(gross unrealized appreciation - $ 4,162,276; gross unrealized depreciation - $3,939,713). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Depreciation

Long Positions:
507	Eurodollar	Sep 06	$121,245,881	$120,900,488	$(345,393)
425	5 Year Treasury Note	Dec 05	45,952,219	45,415,234	(536,985)

					$(882,378)

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Purchase Contracts

Description	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Euros, 963,000, expiring 11/08/05	$1,157,282	$1,159,806	$2,524
Japanese Yen, 351,919,000, expiring 10/18/05	3,201,211	3,105,263	(95,948)
Swedish Krona, 2,152,000, expiring 12/06/05	292,141	278,936	(13,205)

	$4,650,634	$4,544,005	$(106,629)

Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation

Euros, 12,613,000, expiring 11/08/05	$15,189,835	$15,190,683	$(848)

Interest rate swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Goldman Sachs (1)	12/15/12	$600,000	5.00%	3 Month LIBOR	$3,979
Goldman Sachs (1)	12/15/10	$600,000	4.00%	3 Month LIBOR	674
RBS Greenwhich Capital (1)	12/15/10	$6,000,000	4.00%	3 Month LIBOR	(101,871)
Morgan Stanley Capital Services, Inc. (1)	12/15/07	$18,500,000	4.00%	3 Month LIBOR	(170,205)
Merrill Lynch & Co. (1)	12/15/07	$11,600,000	4.00%	3 Month LIBOR	(106,723)

					$(374,146)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation

Morgan Stanley Capital Services, Inc. (1)	9/20/06	$ 500,000	1.70%	General Motors Acceptance Corp., 6.875%, due 8/28/10	$(1,412)
Morgan Stanley Capital Services, Inc. (1)	9/20/06	$1,300,000	1.75%	General Motors Acceptance Corp., 6.875%, due 8/28/10	(3,054)

					$(4,466)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

7	THE TARGET PORTFOLIO TRUST

THE TARGET PORTFOLIO TRUST - MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —145.1%

	U.S. Government Agency Mortgage Backed Obligations —123.2%
	Federal Home Loan Mortgage Corp.,
$1,379	4.50%, 04/01/35	$1,313,702
1,250	4.809%, 09/01/35	1,231,445
479	5.00%, 08/01/35	468,831
9,237	6.00%, 05/01/11-02/01/34	9,434,336
4,100	6.50%, 12/01/14-09/01/34	4,218,766
77	7.50%, 03/01/08-06/01/28	81,992
3	8.25%, 10/01/07-05/01/08	4,491
23	8.50%, 12/01/07-07/01/21	24,677
10	8.75%, 12/01/08	10,145
54	9.00%, 10/01/05-03/01/11	56,847
29	11.50%, 03/01/16	31,997
10	13.25%, 05/01/13	11,192
3	14.00%, 06/01/11	3,152
	Federal National Mortgage Assn.,
2,399	4.50%, 06/01/19-08/01/35	2,327,053
6,750	4.50%, TBA	6,543,827
821	4.874%, 02/01/13	824,129
17,419	5.00%, 02/01/18-09/01/35 (k)	17,165,710
12,000	5.50%, 05/01/33-06/01/34	12,004,557
670	5.78%, 11/01/11	700,227
1,084	5.885%, 11/01/11	1,136,466
11,874	6.00%, 09/01/14-06/01/35	12,080,599
4,250	6.00%, TBA	4,316,406
74	6.047%, 03/01/12	78,374
64	6.34%, 01/01/08	65,523
72	6.43%, 01/01/08	74,044
6,812	6.50%, 03/01/16-09/01/34	7,022,233
338	6.55%, 09/01/07	346,014
28	6.815%, 10/01/07	28,844
165	7.00%, 09/01/11-07/01/12	172,009
83	8.00%, 03/01/07-12/01/22	90,138
18	8.50%, 01/01/07	18,169
18	9.75%, 08/01/10-11/01/16	19,563

	Government National Mortgage Assn.,
15,399	6.00%, 05/15/24-08/15/35	15,776,003
3,315	6.50%, 05/15/23-06/15/35	3,455,420
3,078	7.00%, 07/15/16-01/15/30	3,246,770
93	7.50%, 03/15/07-12/20/23	99,008
868	8.00%, 01/15/08-11/15/30	928,619
62	8.25%, 06/20/17-07/20/17	66,572
60	8.50%, 04/20/17	64,874
150	9.00%, 09/15/08-01/15/20	163,735
100	9.50%, 04/15/06-01/15/21	109,288
11	13.50%, 05/15/11	11,972
22	14.00%, 06/15/11	25,388
16	16.00%, 05/15/12	18,240

	Total U.S. Government Agency mortgage backed obligations (cost $106,753,418)	105,871,347

	Collateralized Mortgage Obligations —21.9%
	Bear Stearns Commercial Mortgage Securities Corp.,
750	7.320%, 10/15/32	822,807
	Chase Commercial Mortgage Securities Corp.,
224	6.560%, 05/18/30	231,670
	CS First Boston Mortgage Securities Corp.,
79	Zero Coupon, 04/25/17	68,467

1	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

	Collateralized Mortgage Obligations (cont’d)
	Federal Home Loan Mortgage Corp.,
420	7.500%, 02/25/42	442,527
	Federal National Mortgage Assn.,
1,683	3.25%, 06/15/17	1,598,231
425	4.00%, 06/15/19	393,287
427	4.50%, 05/25/33	419,778
17	5.50%, 08/15/21	16,659
2,143	6.00%, 10/25/16-05/15/23	2,179,826
355	6.50%, 04/25/22-12/25/23	365,644
196	6.527%, 05/25/30	203,391
302	7.00%, 09/25/20-03/25/23, I/O	70,181
111	7.50%, 05/25/07-07/25/22	114,382
546	8.00%, 12/15/06-05/25/24	571,572
68	8.50%, 07/25/18-06/25/21	72,812
9	9.00%, 10/15/20	8,967
	Government National Morgage Assn.,
595	4.611%, 04/25/35	591,939
	Series 2005-74, Class HA
1,105	7.50%, 09/16/35	1,162,278
	Series 2005-74, Class HB
1,173	7.50%, 09/16/35	1,235,319
	Series 2005-74, Class HC
465	7.50%, 09/16/35	489,717
	Merrill Lynch Mortgage Investors, Inc.,(c)
883	4.502%, 02/25/35	869,524
	Morgan Stanley Dean Witter Capital I,
1,000	6.39%, 07/15/33	1,071,059
750	7.20%, 10/15/33	819,380
	Morgan Stanley Mortgage Loan Trust,(c)
1,224	4.513%, 07/25/34	1,214,325
	Nomura Asset Securities Corp.,
1,000	6.690%, 03/15/30	1,091,985
	Salomon Brothers Mortgage Securities Vi,
42	6.000%, 12/25/11	41,424
	Wells Fargo Mortgage Backed Securities Trust
766	4.538%, 04/25/35	753,657
873	4.559%, 02/25/35	860,260
910	4.579%, 01/25/35	895,258
152	4.579%, 04/25/35	147,749

	Total collateralized mortgage obligations (cost $18,537,030)	18,824,075

	Total long-term investments (cost $125,290,448)	124,695,422

	SHORT-TERM INVESTMENTS —5.6%

	Repurchase Agreements —5.6%
4,800	Goldman Sachs, dated 09/30/05, due 10/03/05 in the amount of $4,802,240 (collateralized by $5,234,203 Federal National Mortgage Assn.; 5.50%, 02/01/25, value of the collateral including accrued interest was $4,896,001; cost $4,800,000)	4,800,000

	Total Investments, Before Securities Sold Short—150.7% (cost $130,090,448(p))	129,495,422

	SECURITIES SOLD SHORT —(49.2)%

	Short Sales
	Federal Home Loan Mortgage Corp.
12,400	6.500%, 11 /01 /35	(12,748,750)
	Federal Home Loan Mortgage Corp.,
8,500	6.000%, 10/01/35	(8,646,098)

THE TARGET PORTFOLIO TRUST	2

THE TARGET PORTFOLIO TRUST - MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

	Federal National Mortgage Assn.,
7,250	6.500%, TBA	(7,456,176)
	Government National Mortgage Assn.,
13,100	6.000%, 10/01/35	(13,415,212)

	Total Securities Sold Short (proceeds received $42,352,305)	(42,266,236)

	Total investments, net of securities sold short — 101.5% (cost $87,738,143)	87,229,186

	Liabilities in excess of other assets —(1.5)%	(1,326,545)

	NET ASSETS —100%	$85,902,641

The following abbreviations are used in portfolio descriptions:

I/O	Interest Only

TBA	To Be Announced — Securities purchased on a forward commitment basis

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(k)	Securities or a portion thereof with an aggregate market value of $48,957 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

Contracts Number of	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Depreciation

Long Positions:
5	2 Year U.S. Treasury Note	Dec. 05	$1,034,313	$1,029,453	$(4,860)
10	10 Year U.S. Treasury Note	Dec. 05	1,111,250	1,099,219	(12,031)

					$(16,891)

(p)

The United States federal income tax basis of the Fund’s investments was $130,090,448; accordingly, net unrealized depreciation on investments for federal income tax purposes was $595,026 (gross unrealized appreciation - $672,753; gross unrealized depreciation - $ 1,267,779).

3	THE TARGET PORTFOLIO TRUST

THE TARGET PORTFOLIO TRUST - U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments
As of September 30, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

	Federal Farm Credit Bank — 0.7%
$500	3.616%, 10/04/05 (c)	499,999

	Federal Home Loan Bank — 4.9%
320	2.10%, 07/21/06	314,762
500	2.45%, 11/08/05	499,260
1,000	3.25%, 07/21/06	994,333
1,000	4.015%, 08/01/06	1,000,000
530	7.248%, 10/19/05	530,815

		3,339,170

	Federal Home Loan Mortgage Corp. — 10.4%
2,140	2.125%, 11/15/05	2,135,945
4,290	2.50%, 12/30/05	4,279,108
700	5.25%, 01/15/06	702,823

		7,117,876

	Federal National Mortgage Assoc. — 11.6%
1,000	2.00%, 01/15/06	994,264
290	2.01%, 11/28/05	289,555
2,000	2.375%, 12/15/05	1,994,371
1,000	3.25%, 07/31/06	994,785
1,000	4.00%, 08/08/06	997,657
1,630	5.25%, 06/15/06	1,644,779
1,005	6.00%, 12/15/05	1,009,840

		7,925,251

	Repurchase Agreements —72.2%

Deutsche Bank Securities, 3.78%, dated 09/30/05, due 10/03/05 in the amount of $11,803,717 (cost $11,800,000; collateralized by $916,555 Federal National Mortgage Association; 5.50%, 10/01/19; $5,406,124 Federal National Mortgage Association; 4.50%, 06/01/19; $5,736,501 Federal National Mortgage Association; 5.50%, 09/01/35, value of collateral including accrued interest was $12,036,001)

11,800		11,800,000

Goldman Sachs & Co., 3.90%, dated 09/30/05, due 10/03/05 in the amount of $13,004,225 (cost $13,000,000; collateralized by $13,097,013 Federal National Mortgage Association; 5.50%, due 02/01/25, value of the collateral including accrued interest was $13,260,000)

13,000		13,000,000

JP Morgan Chase, 3.87%, dated 09/30/05, due 10/03/05 in the amount of $11,303,644 (cost $11,300,000; collateralized by $12,240,000 Federal National Mortgage Association; 5.00%, 04/01/35, value of the collateral including accrued interest was $11,529,585)

11,300		11,300,000

UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05 in the amount of $13,304,322 (cost $13,300,000; collateralized by $13,510,000 Federal National Mortgage Association; 4.625%, 10/15/14, value of the collateral including accrued interest was $13,566,339)

13,300		13,300,000

		49,400,000

	Money Market Mutual Fund —0.1%
	Dryden Core Investment Fund - Taxable Money Market Series(q)
95,689	(cost $95,689)	95,689

	Total Investments—99.9% (amortized cost $68,377,985)(b)	68,377,985
	Other assets in excess of liabilities —0.1%	226,702

	Net Assets —100%	$68,604,687

(b)	Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(q)	Prudential Investments LLC, the manager of the Portfolio also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

1	THE TARGET PORTFOLIO TRUST

Notes to Schedules of lnvestments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

          Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date  November 28, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice
President and Principal Executive Officer

Date  November 28, 2005

By (Signature and Title)*	/s/ Jack Benintende

Jack Benintende
Acting Principal Financial Officer

Date  November 28, 2005

* Print the name and title of each signing officer under his or her signature.